UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited)

June 30, 2014

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 73.2%
COMMON STOCK — 40.1%
Austria — 0.1%
Specialty Finance — 0.1%
Erste Group Bank AG	23,717	$767,076

Total Austria		767,076

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a),(b)	1,300	3,861

Total Bahamas		3,861

Belgium — 0.3%
Banking — 0.1%
KBC Groep NV (a)	15,599	849,049

Consumer Products — 0.1%
Anheuser-Busch InBev NV	5,765	662,308

Insurance — 0.1%
Ageas	43,471	1,734,256

Total Belgium		3,245,613

Bermuda — 0.4%
Insurance — 0.3%
Aspen Insurance Holdings Ltd. (c)	100	4,542
Assured Guaranty Ltd. (b)	120,776	2,959,012
Axis Capital Holdings Ltd. (b)	6,800	301,104
Blue Capital Reinsurance Holdings Ltd.	100	1,970
Third Point Reinsurance Ltd. (a),(b)	600	9,156
Validus Holdings Ltd. (b)	1,000	38,240

		3,314,024

Media Content — 0.0%
Global Sources Ltd. (a),(b)	85	704

Oil, Gas & Coal — 0.0%
Energy XXI Bermuda Ltd. (b)	11	260

Semiconductors — 0.0%
Marvell Technology Group Ltd. (b)	3,000	42,990

Technology Services — 0.0%
Genpact Ltd. (a),(b),(c)	13,100	229,643

Transportation & Logistics — 0.1%
DHT Holdings, Inc. (b)	100	720
Knightsbridge Tankers Ltd. (b)	1,800	25,542
Teekay Corp. (b)	15,700	977,325

		1,003,587

Total Bermuda		4,591,208

Brazil — 0.1%
Consumer Products — 0.1%
AMBEV SA ADR (b),(c)	150,200	1,057,408

Insurance — 0.0%
Brasil Insurance Participacoes e Administracao SA	43,000	209,210

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	20,231	$274,333

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (b)	3,200	25,568

Total Brazil		1,566,519

Canada — 0.3%
Consumer Products — 0.0%
Cott Corp. (b),(c)	17,600	124,432
SunOpta, Inc. (a),(b)	400	5,632

		130,064

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a),(b),(c)	4,800	60,288

Forest & Paper Products — 0.0%
Domtar Corp. (b),(c)	300	12,855
Mercer International, Inc. (a),(b)	3,100	32,550
Resolute Forest Products, Inc. (a),(b),(c)	2,100	35,238

		80,643

Hardware — 0.0%
BlackBerry Ltd. (a),(b),(c)	25,100	257,024
Dragonwave, Inc.	200	420
Mitel Networks Corp. (a),(b)	700	7,378

		264,822

Industrial Distribution — 0.0%
MFC Industrial Ltd. (b),(c)	1,500	11,475

Metals & Mining — 0.1%
Eldorado Gold Corp. (b)	100	764
Goldcorp, Inc. (b),(c)	1,500	41,865
IAMGOLD Corp. (b),(c)	26,100	107,532
Kinross Gold Corp. (a),(b),(c)	37,200	154,008
Nevsun Resources Ltd. (b)	7,100	26,625
New Gold, Inc. (a),(b)	500	3,185
Primero Mining Corp. (a),(b)	17	136
Silver Wheaton Corp. (b)	1,200	31,524
Silvercorp Metals, Inc. (b)	200	424
Taseko Mines Ltd. (a),(b),(c)	2,400	6,000
Yamana Gold, Inc. (b),(c)	32,300	265,506

		637,569

Oil, Gas & Coal — 0.2%
Advantage Oil & Gas Ltd. (a),(b)	5,500	36,960
Gran Tierra Energy, Inc. (a),(b),(c)	37,500	304,500
PrairieSky Royalty Ltd.	30,100	1,094,494
Precision Drilling Corp. (b),(c)	15,500	219,480

		1,655,434

Retail Discretionary — 0.0%
Dominion Diamond Corp. (a),(b),(c)	5,700	82,365
Lululemon Athletica, Inc. (a),(b)	2,300	93,104

		175,469

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (b)	3,100	79,577

Total Canada		3,095,341

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Cayman Islands — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	1,500	$30,900

Total Cayman Islands		30,900

Chile — 0.0%
Insurance — 0.0%
Administradora de Fondos de Pensiones Provida SA ADR (b)	300	27,690

Real Estate Operation & Services — 0.0%
Parque Arauco SA	133,452	243,730

Total Chile		271,420

China — 0.6%
Automotive — 0.0%
China Automotive Systems, Inc. (b),(c)	700	6,083

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (a),(b)	1,500	8,460

Chemicals — 0.0%
Gulf Resources, Inc. (a),(b)	200	428
Yongye International, Inc. (a),(b)	1,400	9,814

		10,242

Consumer Discretionary Services — 0.0%
TAL Education Group ADR (a),(b)	1,000	27,500
Tarena International, Inc. ADR (a),(b)	200	2,626

		30,126

Design Manufacturing & Distribution — 0.0%
Nam Tai Property, Inc. (b)	13,000	98,020

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(b),(c)	4,800	157,728

Insurance — 0.0%
CNINSURE, Inc. ADR (a),(b)	1,400	9,604

Media Content — 0.6%
Perfect World Co. Ltd. ADR (b),(c)	14,300	280,709
Phoenix New Media Ltd. ADR (a),(b)	600	6,426
Qihoo 360 Technology Co. Ltd. ADR (a),(b),(c)	22,352	2,057,278
Shanda Games Ltd. ADR (a),(c)	500	3,320
SouFun Holdings Ltd. ADR (b),(c),(d)	101,438	993,078
Tencent Holdings Ltd.	225,800	3,443,637

		6,784,448

Real Estate Operation & Services — 0.0%
E-House China Holdings Ltd. ADR (b)	900	7,785
Xinyuan Real Estate Co. ADR (b),(c)	18,500	78,070

		85,855

Renewable Energy — 0.0%
Trina Solar Ltd. ADR (a),(b)	6,500	83,395

Software — 0.0%
AutoNavi Holdings Ltd. ADR (a),(b)	1,000	20,900

Technology Services — 0.0%
iSoftStone Holdings Ltd. ADR (a),(b)	5,500	30,030

Travel Lodging & Dining — 0.0%
Guangshen Railway Co. Ltd. ADR (b)	200	3,724

Total China		7,328,615

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	10,471	$212,747

Total Colombia		212,747

Curacao — 0.0%
Medical Equipment/Devices — 0.0%
Orthofix International NV (a),(b),(c)	6,900	250,125

Total Curacao		250,125

Denmark — 0.1%
Banking — 0.1%
Jyske Bank A/S (a),(b)	20,785	1,179,949
Spar Nord Bank A/S (a)	23,190	255,544

		1,435,493

Consumer Discretionary Services — 0.0%
ISS A/S (a)	7,011	250,446

Total Denmark		1,685,939

France — 0.3%
Banking — 0.3%
BNP Paribas SA	13,314	903,248
Credit Agricole SA	81,528	1,149,854
Societe Generale SA	20,270	1,061,795

Total France		3,114,897

Germany — 0.4%
Automotive — 0.0%
Volkswagen AG	872	225,433

Health Care Facilities/Services — 0.3%
Fresenius SE & Co. KGaA	30,262	4,512,573

Real Estate Operation & Services — 0.1%
Deutsche Wohnen AG	15,128	326,257
LEG Immobilien AG	7,697	518,491

		844,748

Total Germany		5,582,754

Greece — 0.1%
Real Estate Investment Trust (REIT) — 0.1%
Eurobank Properties Real Estate Investment Co.	95,717	1,133,715

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b),(c)	1,700	17,153
Costamare, Inc. (b)	100	2,332
Diana Shipping, Inc. (a),(b)	1,000	10,890
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (b)	1,500	15,180
Paragon Shipping, Inc. A Shares (a),(b),(c)	1,200	7,092
Safe Bulkers, Inc. (b),(c)	13,600	132,736
StealthGas, Inc. (a),(b)	2,100	23,310
Tsakos Energy Navigation Ltd. (b),(c)	7,500	50,175

		258,868

Total Greece		1,392,583

Hong Kong — 0.3%
Consumer Discretionary Services — 0.0%
Nord Anglia Education, Inc. (a),(b)	100	1,830

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Insurance — 0.1%
AIA Group Ltd. (b)	193,400	$971,941

Travel Lodging & Dining — 0.2%
Iao Kun Group Holding Co. Ltd. (b),(c)	3,211	9,954
Melco Crown Entertainment Ltd. ADR (b),(c)	71,017	2,536,017

		2,545,971

Total Hong Kong		3,519,742

India — 0.0%
Metals & Mining — 0.0%
Sesa Goa Ltd. ADR (c)	20	387

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a),(b)	200	3,836

Total India		4,223

Ireland — 1.5%
Asset Management — 0.2%
Henderson Group PLC	693,659	2,860,978

Biotechnology & Pharmaceuticals — 0.9%
Endo International PLC (a),(d),(e)	28,254	1,978,345
Jazz Pharmaceuticals PLC (a),(b),(c),(d),(e)	15,300	2,249,253
Mallinckrodt PLC (a),(b),(d)	73,717	5,898,834
Perrigo Co. PLC (d)	2,069	301,578
Prothena Corp. PLC (a),(b)	100	2,255
Shire PLC ADR	3,063	721,306

		11,151,571

Electrical Equipment — 0.3%
Allegion PLC (b)	3,279	185,854
Ingersoll-Rand PLC	51,142	3,196,886

		3,382,740

Health Care Facilities/Services — 0.0%
ICON PLC (a),(b)	4,000	188,440

Medical Equipment/Devices — 0.0%
Covidien PLC (b)	800	72,144

Real Estate Investment Trust (REIT) — 0.1%
Hibernia REIT PLC (a)	609,378	926,208

Specialty Finance — 0.0%
Fly Leasing Ltd. ADR (b)	1,400	20,286

Total Ireland		18,602,367

Isle of Man — 0.0%
Media Content — 0.0%
Eros International PLC (a)	100	1,517

Total Isle of Man		1,517

Israel — 0.1%
Biotechnology & Pharmaceutical — 0.1%
Teva Pharmaceutical Industries Ltd. ADR	24,432	1,280,726

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b),(c)	8,200	124,476

Hardware — 0.0%
Audiocodes Ltd. (a),(b)	1,100	7,755

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a),(b)	800	$8,256

Semiconductors — 0.0%
EZchip Semiconductor Ltd. (a),(b)	1,500	38,655
Nova Measuring Instruments Ltd. (a),(b)	6,400	76,864
Tower Semiconductor Ltd. (a),(b)	1,800	16,344

		131,863

Software — 0.0%
Perion Network Ltd. (a),(b)	200	2,020
Sapiens International Corp. NV (a),(b)	100	800

		2,820

Technology Services — 0.0%
Clicksoftware Technologies Ltd. (b),(c)	700	5,649
Magic Software Enterprises Ltd. (b)	1,200	8,988

		14,637

Telecommunication — 0.0%
Partner Communications Co. Ltd. ADR (a),(b)	1,600	12,496

Total Israel		1,583,029

Italy — 0.3%
Asset Management — 0.1%
Anima Holding SpA (a)	238,038	1,436,768

Banking — 0.0%
FinecoBank SpA	75,100	380,487

Home & Office Products — 0.0%
De’Longhi SpA	11,827	255,877

Technology Services — 0.1%
Cerved Information Solutions SpA (a)	57,281	387,468

Telecommunication — 0.1%
Telecom Italia SpA (a)	512,054	648,569

Total Italy		3,109,169

Japan — 1.7%
Asset Management — 0.0%
Daiwa Securities Group, Inc.	7,361	63,724

Automotive — 0.1%
Aisin Seiki Co. Ltd.	1,711	68,065
Honda Motor Co. Ltd.	1,715	59,878
Isuzu Motors Ltd.	130,000	859,780
Toyota Motor Corp.	1,130	67,864

		1,055,587

Banking — 0.3%
Mitsubishi UFJ Financial Group, Inc.	207,137	1,269,750
Mizuho Financial Group, Inc. (d)	187,625	385,233
Resona Holdings, Inc. (d)	141,600	824,678
Shinsei Bank Ltd.	581,000	1,307,616
Sumitomo Mitsui Financial Group, Inc.	1,354	56,723

		3,844,000

Consumer Products — 0.1%
Asahi Group Holdings Ltd. (d)	45,800	1,437,678

Distribution/Wholesale - Consumer Staples — 0.0%
Mitsubishi Corp.	20,200	420,131

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Electrical Equipment — 0.3%
Hitachi Ltd.	30,000	$219,733
Mitsubishi Heavy Industries Ltd.	466,842	2,912,434

		3,132,167

Hardware — 0.0%
Sony Corp. ADR (b)	900	15,093

Industrial Distribution — 0.2%
Sumitomo Corp. (d)	155,800	2,103,888

Institutional Financial Service — 0.1%
Ichiyoshi Securities Co. Ltd.	64,300	907,011

Machinery — 0.2%
Komatsu Ltd.	53,800	1,249,076
Kubota Corp.	114,127	1,617,752

		2,866,828

Oil, Gas & Coal — 0.1%
ITOCHU Corp.	77,400	994,002

Real Estate Investment Trust (REIT) — 0.1%
Industrial & Infrastructure Fund Investment Corp.	126	1,128,098

Real Estate Operation & Services — 0.0%
Mitsui Fudosan Co. Ltd.	17,000	573,239

Retail Staples — 0.0%
Seven & I Holdings Co. Ltd.	11,400	480,284

Specialty Finance — 0.1%
Aiful Corp. (a)	118,800	765,771

Telecommunication — 0.1%
KDDI Corp.	14,500	884,414

Travel Lodging & Dining — 0.0%
Japan Airlines Co. Ltd.	1,375	76,008

Total Japan		20,747,923

Luxembourg — 0.1%
Real Estate Operation & Services — 0.1%
GAGFAH SA (a)	44,842	816,342

Telecommunication — 0.0%
Intelsat SA (a),(b)	200	3,768

Total Luxembourg		820,110

Mexico — 0.2%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	10,539	75,378

Engineering & Construction Services — 0.1%
OHL Mexico SAB de CV (a)	169,435	519,922

Real Estate Investment Trusts (REITs) — 0.1%
Mexico Real Estate Management SA de CV	64,336	133,348
Prologis Property Mexico SA de CV (a)	352,966	749,000
TF Administradora Industrial S de RL de CV	58,129	130,834

		1,013,182

Real Estate Operation & Services — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	116,954	245,203

Retail Discretionary — 0.0%
Grupo Sanborns SA de CV	23,447	43,231

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Travel Lodging & Dining — 0.0%
Hoteles City Express SAB de CV (a)	87,989	$158,907

Total Mexico		2,055,823

Netherlands — 1.5%
Engineering & Construction Services — 0.0%
Chicago Bridge & Iron Co. NV (b)	500	34,100

Institutional Financial Service — 0.1%
KAS Bank NV CVA	71,117	1,016,653

Insurance — 0.7%
Aegon NV (b),(c)	6,123	53,699
Delta Lloyd NV	77,779	1,974,562
ING Groep NV CVA (a),(b)	473,296	6,649,345

		8,677,606

Machinery — 0.0%
Sensata Technologies Holding NV (a),(b)	200	9,356

Media Content — 0.2%
Yandex NV A Shares (a),(d)	57,334	2,043,383
Ziggo NV	9,126	421,998

		2,465,381

Medical Equipment/Devices — 0.0%
Tornier NV (a),(b)	200	4,676

Metals & Mining — 0.0%
Constellium NV Class A (a),(b),(c)	5,700	182,742

Semiconductors — 0.0%
NXP Semiconductor NV (a),(b)	100	6,618

Software — 0.0%
AVG Technologies NV (a),(b)	4,500	90,585

Specialty Finance — 0.5%
AerCap Holdings NV (a),(b)	130,131	5,960,000

Total Netherlands		18,447,717

Norway — 0.2%
Banking — 0.2%
DNB ASA (b)	67,217	1,229,529
SpareBank 1 SR Bank ASA (b)	69,227	674,342

		1,903,871

Transportation & Logistics — 0.0%
Ship Finance International Ltd. (b)	400	7,436

Total Norway		1,911,307

Panama — 0.0%
Travel Lodging & Dining — 0.0%
Copa Holdings SA Class A (b)	3,400	484,738

Total Panama		484,738

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a)	48,121	1,315,171

Total Poland		1,315,171

Puerto Rico — 0.0%
Banking — 0.0%
Popular, Inc. (a),(b)	1,500	51,270

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a),(b)	4,000	$71,720

Technology Services — 0.0%
EVERTEC, Inc. (b),(c)	9,800	237,552

Total Puerto Rico		360,542

Republic of Korea — 0.1%
Automotive — 0.0%
Hyundai Motor Co.	1,884	427,336

Hardware — 0.1%
Samsung Electronics Co. Ltd.	502	655,904

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(b),(c)	2,700	38,070

Total Republic of Korea		1,121,310

Singapore — 0.1%
Design Manufacturing & Distribution — 0.0%
Flextronics International Ltd. (a),(b)	32,400	358,668

Machinery — 0.0%
China Yuchai International Ltd. (b)	1,800	38,196

Real Estate Investment Trusts (REITs) — 0.0%
Ascendas Real Estate Investment Trust	19,444	35,866
CapitaCommercial Trust	62,522	85,241
CapitaMall Trust	21,906	34,698
CDL Hospitality Trusts	27,633	39,004
Mapletree Logistics Trust	41,500	38,774
Suntec Real Estate Investment Trust	27,937	40,553

		274,136

Semiconductors — 0.1%
Kulicke & Soffa Industries, Inc. (a),(b),(c)	25,600	365,056

Total Singapore		1,036,056

South Africa — 0.1%
Health Care Facilities/Services — 0.1%
Discovery Ltd.	103,471	945,201

Metals & Mining — 0.0%
AngloGold Ashanti Ltd. ADR (a),(b)	700	12,047
Gold Fields Ltd. ADR (b),(c)	82,300	306,156
Harmony Gold Mining Co. Ltd. ADR (a),(b),(c)	57,000	169,290

		487,493

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b),(c)	9,100	103,558

Total South Africa		1,536,252

Spain — 0.0%
Banking — 0.0%
Banco Santander SA ADR (c)	47	490

Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR (b),(c)	2,900	127,745

Engineering & Construction Services — 0.0%
Abertis Infraestructuras SA	4,064	93,517

Total Spain		221,752

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Sweden — 0.0%
Telecommunication — 0.0%
Com Hem Holding AB (a)	19,555	$184,383

Total Sweden		184,383

Switzerland — 1.1%
Asset Management — 0.1%
Julius Baer Group Ltd.	30,689	1,265,212

Biotechnology & Pharmaceutical — 0.5%
Roche Holding AG (b),(e)	21,416	6,387,609

Electrical Equipment — 0.3%
Tyco International Ltd.	81,802	3,730,171

Engineering & Construction Services — 0.0%
Foster Wheeler AG (b)	9,300	316,851

Institutional Financial Service — 0.1%
UBS AG	38,276	702,245

Retail Discretionary — 0.0%
Dufry AG (a)	2,301	418,269

Specialty Finance — 0.0%
Cembra Money Bank AG	5,372	339,233

Transportation & Logistics — 0.1%
Flughafen Zuerich AG	1,675	1,029,404

Total Switzerland		14,188,994

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd. (b),(c)	5,700	137,541
Himax Technologies, Inc. ADR (b)	2,500	17,150
Silicon Motion Technology Corp. ADR (b),(c)	3,900	79,677

Total Taiwan		234,368

United Kingdom — 1.0%
Biotechnology & Pharmaceutical — 0.0%
GlaxoSmithKline PLC ADR (c)	2,900	155,092

Institutional Financial Service — 0.1%
Standard Chartered PLC	63,005	1,287,451

Insurance — 0.2%
Brit PLC (a)	34,157	143,218
St James’s Place PLC	138,002	1,799,666

		1,942,884

Media Content — 0.4%
Liberty Global PLC (a),(d)	126,085	5,334,656

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (a)	79,442	1,495,527

Telecommunication — 0.2%
Vodafone Group PLC ADR (b),(c)	55,700	1,859,823

Transportation & Logistics — 0.0%
Navigator Holdings Ltd. (a),(b)	200	5,876

Total United Kingdom		12,081,309

United States — 29.0%
Aerospace & Defense — 0.5%
Aerovironment, Inc. (a),(b),(c)	3,500	111,300
Alliant Techsystems, Inc. (b),(c)	20,900	2,798,928

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Exelis, Inc. (b),(c)	31,500	$534,870
Huntington Ingalls Industries, Inc. (b)	200	18,918
Orbital Sciences Corp. (a),(b),(c)	4,700	138,885
Spirit Aerosystems Holdings, Inc. Class A (a),(b),(c)	14,100	475,170
Textron, Inc. (b)	200	7,658
TransDigm Group, Inc. (b),(c)	10,700	1,789,682

		5,875,411

Apparel & Textile Products — 0.0%
Crocs, Inc. (a),(b)	200	3,006
Perry Ellis International, Inc. (a),(b),(c)	900	15,696
RG Barry Corp. (b)	300	5,685
Skechers U.S.A., Inc. Class A (a),(b)	700	31,990
Steven Madden Ltd. (a),(b)	100	3,430
Vera Bradley, Inc. (a),(b)	100	2,187
Vince Holding Corp. (a),(b),(c)	200	7,324

		69,318

Asset Management — 0.7%
Affiliated Managers Group, Inc. (a),(b),(c)	1,200	246,480
Artisan Partners Asset Management, Inc. Class A (c)	20,972	1,188,693
BlackRock, Inc.	3,026	967,110
Calamos Asset Management, Inc. Class A (b),(c)	7,200	96,408
Carlyle Group LP (The)	10,624	360,791
Charles Schwab Corp. (The) (c),(d)	159,379	4,292,076
Virtus Investment Partners, Inc. (a),(c)	4,509	954,781
WisdomTree Investments, Inc. (a),(b),(c)	55,914	691,097

		8,797,436

Automotive — 0.3%
BorgWarner, Inc.	16,792	1,094,671
Cooper Tire & Rubber Co. (b)	100	3,000
General Motors Co.	24,277	881,255
Lear Corp. (b)	300	26,796
Modine Manufacturing Co. (a),(b)	1,700	26,758
Motorcar Parts of America, Inc. (a),(b),(c)	4,700	114,445
Tesla Motors, Inc. (a),(e)	5,274	1,266,076
Tower International, Inc. (a),(b),(c)	8,900	327,876
TRW Automotive Holdings Corp. (a),(b)	1,100	98,472
Visteon Corp. (a),(b)	100	9,701

		3,849,050

Banking — 1.7%
1st United Bancorp Inc./Boca Raton (b),(c)	800	6,896
Ameris Bancorp (a),(b)	300	6,468
Arrow Financial Corp. (b)	100	2,594
Bank Mutual Corp. (b),(c)	1,200	6,960
Bank of Kentucky Financial Corp. (b)	100	3,479
Beneficial Mutual Bancorp, Inc. (a),(b),(c)	80,400	1,090,224
Boston Private Financial Holdings, Inc. (b),(c)	1,800	24,192
Centerstate Banks, Inc. (b),(c)	2,500	28,000
Central Pacific Financial Corp. (b)	5,700	113,145
Charter Financial Corp. (b)	7,800	86,580
Chemical Financial Corp. (b),(c)	800	22,464
Citigroup, Inc. (c)	68,736	3,237,466
ConnectOne Bancorp, Inc. (a),(b)	300	14,967
Dime Community Bancshares, Inc. (b)	200	3,158
EverBank Financial Corp. (c)	66,719	1,345,055
Farmers Capital Bank Corp. (a)	100	2,259
First Busey Corp. (b)	100	581
First Financial Bancorp (b),(c)	1,600	27,536

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
First Financial Northwest, Inc. (b)	500	$5,435
First Interstate Bancsystem, Inc. (b)	4,500	122,310
First Republic Bank (c)	21,563	1,185,749
First Security Group, Inc. (a),(b)	800	1,736
Franklin Financial Corp. (a),(b)	300	6,510
Fulton Financial Corp. (b)	1,800	22,302
Heritage Commerce Corp. (b)	1,200	9,804
Heritage Financial Corp. (b)	1,791	28,817
Independent Bank Corp. (b),(c)	2,100	27,027
Intervest Bancshares Corp. (b)	200	1,548
Investar Holding Corp.	4,700	65,800
Investors Bancorp, Inc. (b),(c)	115,510	1,276,385
Macatawa Bank Corp. (b)	100	507
Northfield Bancorp, Inc. (b),(c)	1,000	13,110
Northrim BanCorp, Inc. (b)	100	2,557
Old National Bancorp (b)	1,500	21,420
Oritani Financial Corp. (b)	2,300	35,397
Pacific Continental Corp. (b)	100	1,373
PNC Financial Services Group, Inc. (The) (b)	27,537	2,452,170
Provident Financial Holdings, Inc. (b)	600	8,724
Seacoast Banking Corp. of Florida (a),(b)	100	1,087
Southwest Bancorp, Inc. (b)	1,100	18,766
Susquehanna Bancshares, Inc. (b)	200	2,112
Taylor Capital Group, Inc. (a),(b)	900	19,242
Territorial Bancorp, Inc. (b),(c)	1,000	20,880
Tristate Capital Holdings, Inc. (a),(b)	400	5,652
TrustCo Bank Corp. (b)	400	2,672
Trustmark Corp. (b)	500	12,345
Union Bankshares Corp. (c)	38	975
United Community Banks, Inc. (c)	400	6,548
United Community Financial Corp. (a),(b)	200	826
United Financial Bancorp, Inc. (b),(c)	1,920	26,016
Univest Corp. of Pennsylvania (b)	1,000	20,700
Waterstone Financial, Inc. (b)	7,500	85,575
Wells Fargo & Co. (b)	132,618	6,970,402
Westfield Financial, Inc. (b)	1,400	10,444
Wilshire Bancorp, Inc. (b)	100	1,027
Yadkin Financial Corp. (a)	100	1,884
Zions BanCorp. (b),(c)	81,279	2,395,292

		20,913,150

Biotechnology & Pharmaceuticals — 5.4%
AbbVie, Inc. (e)	1,280	72,243
Acorda Therapeutics, Inc. (a),(b)	100	3,371
Actavis PLC (a),(b),(c),(d),(e)	47,526	10,600,674
Albany Molecular Research, Inc. (a),(b)	1,000	20,120
Alexion Pharmaceuticals, Inc. (a),(c)	38,900	6,078,125
Allergan, Inc. (d)	20,030	3,389,477
AMAG Pharmaceuticals, Inc. (a),(b)	100	2,072
Anika Therapeutics, Inc. (a),(b),(c)	2,800	129,724
ArQule, Inc. (a),(b)	2,400	3,720
BioCryst Pharmaceuticals, Inc. (a),(b)	1,500	19,125
BioDelivery Sciences International, Inc. (a),(b)	100	1,207
Biogen Idec, Inc. (a),(c),(d),(e)	11,700	3,689,127
Biospecifics Technologies Corp. (a),(b)	200	5,392
Cambrex Corp. (a),(b),(c)	3,500	72,450
Cubist Pharmaceuticals, Inc. (a),(b),(e)	67,200	4,691,904
Dyax Corp. (a),(b),(c)	38,100	365,760
Emergent Biosolutions, Inc. (a),(b)	500	11,230
Enzon Pharmaceuticals, Inc. (b)	200	208
Forest Laboratories, Inc. (a)	600	59,400
Gilead Sciences, Inc. (a),(b),(c),(e)	81,400	6,748,874

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Impax Laboratories, Inc. (a),(b),(c)	2,000	$59,980
Incyte Corp. Ltd. (a),(b),(c)	37,800	2,133,432
InterMune, Inc. (a),(b)	700	30,905
Medivation, Inc. (a),(c),(d),(e)	53,400	4,116,072
Merck & Co., Inc. (b),(c),(d),(e)	70,000	4,049,500
Mylan, Inc. (a),(b),(c),(e)	70,400	3,629,824
Omega Protein Corp. (a),(b),(c)	2,800	38,304
Omeros Corp. (a),(b)	600	10,440
Pain Therapeutics, Inc. (a),(b)	100	575
PDL BioPharma, Inc. (c)	3,200	30,976
Pfizer, Inc. (c)	15,618	463,542
Pozen, Inc. (b),(c)	2,200	18,326
Questcor Pharmaceuticals, Inc. (b),(c)	24,900	2,303,001
Receptos, Inc. (a),(b)	100	4,260
Rigel Pharmaceuticals, Inc. (a),(b),(c)	7,400	26,862
Salix Pharmaceuticals Ltd. (a),(d),(e)	56,049	6,913,644
Sciclone Pharmaceuticals, Inc. (a),(b)	1,500	7,890
Targacept, Inc. (a),(b)	3,900	17,589
Valeant Pharmaceuticals International, Inc. (a),(b),(e)	28,117	3,546,116
Vertex Pharmaceuticals, Inc. (a),(e)	29,600	2,802,528
Vical, Inc. (a),(b)	400	488

		66,168,457

Chemicals — 0.1%
A Schulman, Inc. (b)	400	15,480
Calgon Carbon Corp. (a),(b)	100	2,233
Chemtura Corp. (a),(b),(c)	3,000	78,390
Dynamic Materials Corp. (b),(c)	800	17,704
Ferro Corp. (a),(b),(c)	8,700	109,272
GrafTech International Ltd. (a),(b)	100	1,046
Intrepid Potash, Inc. (a),(b)	500	8,380
Kraton Performance Polymers, Inc. (a),(b),(c)	3,000	67,170
Landec Corp. (a),(b)	100	1,249
Lydall, Inc. (a),(b)	1,100	30,107
OM Group, Inc. (b)	1,200	38,916
OMNOVA Solutions, Inc. (a),(b),(c)	1,800	16,362
Quaker Chemical Corp. (b)	500	38,395
Rockwood Holdings, Inc. (b),(c)	6,800	516,732
Taminco Corp. (a),(b)	100	2,326
WR Grace & Co. (a),(b),(c)	5,485	518,497

		1,462,259

Construction Materials — 0.1%
Headwaters, Inc. (a),(b),(c)	19,100	265,299
Martin Marietta Materials, Inc. (b),(c)	1,800	237,690
Owens Corning (b),(c)	4,100	158,588
Texas Industries, Inc. (a),(b),(c)	3,800	350,968
Universal Forest Products, Inc. (b)	100	4,827

		1,017,372

Consumer Discretionary Services — 0.2%
American Public Education, Inc. (a),(b)	1,100	37,818
AMN Healthcare Services, Inc. (a),(b),(c)	5,100	62,730
Apollo Education Group, Inc. (a),(b)	5,500	171,875
ARAMARK Holdings Corp. (b)	100	2,588
ARC Document Solutions, Inc. (a),(b),(c)	3,300	19,338
Brady Corp. Class A (b)	100	2,987
Capella Education Co. (b)	900	48,951
Carriage Services, Inc. (b),(c)	800	13,704
CDI Corp. (b),(c)	700	10,087
Collectors Universe (b)	400	7,836
Corinthian Colleges, Inc. (a)	100	29

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Corvel Corp. (a),(b)	100	$4,518
Courier Corp.	100	1,492
Cross Country Healthcare, Inc. (a),(b),(c)	1,800	11,736
DeVry Education Group, Inc. (b),(c)	3,100	131,254
Ennis, Inc. (b)	500	7,630
Franklin Covey Co. (a),(b)	200	4,026
FTI Consulting, Inc. (a),(b)	1,400	52,948
Furmanite Corp. (a),(b),(c)	1,000	11,640
H&R Block, Inc. (b),(c)	51,682	1,732,381
Hackett Group, Inc. (The) (b),(c)	3,900	23,283
Heidrick & Struggles International, Inc. (b)	100	1,850
Insperity, Inc. (b)	100	3,300
Intersections, Inc. (b),(c)	4,200	20,664
ITT Educational Services, Inc. (a),(b)	100	1,669
K12, Inc. (a),(b)	200	4,814
Kforce, Inc. (b)	200	4,330
Korn/Ferry International (a),(b),(c)	4,700	138,039
Manpowergroup, Inc. (b),(c)	3,100	263,035
Navigant Consulting, Inc. (a),(b),(c)	3,600	62,820
PRGX Global, Inc. (a),(b),(c)	5,500	35,145
Providence Service Corp. (The) (a),(b)	400	14,636
Resources Connection, Inc. (b)	300	3,933
TriNet Group, Inc. (a),(b)	200	4,814
TrueBlue, Inc. (a),(b)	2,000	55,140
Universal Technical Institute, Inc. (b)	400	4,856

		2,977,896

Consumer Products — 0.2%
Alliance One International, Inc. (a),(b)	600	1,500
Annie’s, Inc. (a),(b)	100	3,382
Coca-Cola Enterprises, Inc. (b),(c)	31,341	1,497,473
Constellation Brands, Inc. Class A (a),(b)	400	35,252
Female Health Co. (The) (b)	300	1,653
Inventure Foods, Inc. (a),(b)	100	1,127
Keurig Green Mountain, Inc. (b)	200	24,922
Mondelez International, Inc. (c)	31,543	1,186,332
PICO Holdings, Inc. (a),(b)	500	11,880
Pilgrim’s Pride Corp. (a),(b),(c)	2,200	60,192
Pinnacle Foods, Inc. (b)	200	6,580
Revlon, Inc. Class A (a),(b)	600	18,300
Vector Group Ltd. (b)	1,620	33,502

		2,882,095

Containers & Packaging — 0.3%
Berry Plastics Group, Inc. (a),(b),(c)	45,000	1,161,000
Crown Holdings, Inc. (a),(b),(c)	40,800	2,030,208
Graphic Packaging Holding Co. (a),(b),(c)	16,900	197,730
Owens-Illinois, Inc. (a),(b),(c)	10,800	374,112
Sealed Air Corp. (b)	1,000	34,170

		3,797,220

Design Manufacturing & Distribution — 0.0%
Anixter International, Inc. (b),(c)	3,300	330,231
Benchmark Electronics, Inc. (a),(b),(c)	4,200	107,016
CTS Corp. (b)	300	5,610
Plexus Corp. (a),(b)	1,200	51,948

		494,805

Distributors — 0.0%
Ingram Micro, Inc. Class A (a),(b),(c)	10,400	303,784

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Insight Enterprises, Inc. (a),(b),(c)	3,800	$116,812
ScanSource, Inc. (a),(b),(c)	2,500	95,200

		515,796

Electrical Equipment — 0.1%
American Science & Engineering, Inc. (b)	400	27,836
Argan, Inc. (b),(c)	1,700	63,393
Checkpoint Systems, Inc. (a),(b)	200	2,798
Comfort Systems USA, Inc. (b),(c)	1,200	18,960
FARO Technologies, Inc. (a),(b)	2,900	142,448
General Electric Co. (c)	39,742	1,044,420
Global Power Equipment Group, Inc. (b)	300	4,848
Itron, Inc. (a),(b),(c)	1,500	60,825
OSI Systems, Inc. (a),(b)	700	46,725
Stoneridge, Inc. (a),(b),(c)	1,200	12,864

		1,425,117

Engineering & Construction Services — 0.2%
AECOM Technology Corp. (a),(b)	1,400	45,080
Dycom Industries, Inc. (a),(b)	600	18,786
Great Lakes Dredge & Dock Corp. (a),(b)	3,300	26,367
Jacobs Engineering Group, Inc. (a),(b),(c)	7,400	394,272
KBR, Inc. (b),(c)	79,600	1,898,460
Kimball International, Inc. Class B (b),(c)	2,000	33,440
Mistras Group, Inc. (a),(b),(c)	1,100	26,972
Quanta Services, Inc. (a),(b),(c)	11,000	380,380
Tutor Perini Corp. (a),(b),(c)	5,300	168,222
URS Corp. (b)	1,000	45,850

		3,037,829

Forest & Paper Products — 0.0%
KapStone Paper and Packaging Corp. (a),(b)	2,600	86,138

Hardware — 1.2%
Apple, Inc. (c)	101,928	9,472,169
Aviat Networks, Inc. (a),(b)	1,400	1,792
Brocade Communications Systems, Inc. (b),(c)	82,300	757,160
Clearfield, Inc. (a),(b)	600	10,074
CommScope Holding Co., Inc. (a),(b),(c)	10,600	245,178
Comtech Telecommunications Corp. (b),(c)	2,500	93,325
Corning, Inc. (b)	6,100	133,895
Cray, Inc. (a),(b)	100	2,660
Daktronics, Inc. (b),(c)	1,000	11,920
Datalink Corp. (a),(b)	1,300	13,000
Dolby Laboratories, Inc. Class A (a),(b),(c)	3,900	168,480
DTS, Inc. (a),(b)	200	3,682
Eastman Kodak Co. (a),(b)	100	2,447
Emcore Corp. (a),(b)	100	412
Emulex Corp. (a),(b)	100	570
F5 Networks, Inc. (a),(b)	1,700	189,448
Harmonic, Inc. (a),(b),(c)	6,600	49,236
Imation Corp. (a),(b)	1,500	5,160
Immersion Corp. (a),(b)	800	10,176
Juniper Networks, Inc. (a),(b),(c)	78,700	1,931,298
Knowles Corp. (a),(b)	1,600	49,184
KVH Industries, Inc. (a),(b)	400	5,212
Mercury Systems, Inc. (a),(b)	400	4,536
NetApp, Inc. (b),(c)	21,600	788,832
NETGEAR, Inc. (a),(b)	1,400	48,678
Oplink Communications, Inc. (a),(b)	1,600	27,152
PC-Tel, Inc. (b)	1,000	8,090
Pitney Bowes, Inc. (b)	800	22,096

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Polycom, Inc. (a),(b)	1,400	$17,542
QLogic Corp. (a),(b),(c)	32,800	330,952
Radisys Corp. (a),(b)	200	698
Riverbed Technology, Inc. (a),(b),(c)	6,400	132,032
Rovi Corp. (a),(b),(c)	2,600	62,296
Ruckus Wireless, Inc. (a),(b)	100	1,191
Sanmina Corp. (a),(b)	6,300	143,514
ShoreTel, Inc. (a),(b),(c)	2,000	13,040
Skullcandy, Inc. (a),(b),(c)	2,300	16,675
Sonus Networks, Inc. (a),(b)	600	2,154
Super Micro Computer, Inc. (a),(b),(c)	3,100	78,337
TiVo, Inc. (a),(b),(c)	4,900	63,259
TTM Technologies, Inc. (a),(b)	1,300	10,660
VOXX International Corp. (a),(b),(c)	500	4,705

		14,932,917

Health Care Facilities/Services — 2.6%
Aetna, Inc. (c),(e)	41,400	3,356,712
Alliance HealthCare Services, Inc. (a),(b)	1,600	43,200
Amedisys, Inc. (a),(b)	200	3,348
Brookdale Senior Living, Inc. (a),(b),(c)	30,300	1,010,202
Catamaran Corp. NPV (a),(c),(e)	114,400	5,051,904
Centene Corp. (a),(b),(c)	300	22,683
Charles River Laboratories International, Inc. (a),(b),(c)	4,000	214,080
DaVita HealthCare Partners, Inc. (a),(e)	14,182	1,025,642
Emeritus Corp. (a),(b),(c)	9,000	284,850
Five Star Quality Care, Inc. (a),(b),(c)	2,800	14,028
HCA Holdings, Inc. (a),(b),(c),(e)	122,900	6,929,102
Health Net, Inc. (a),(b),(c)	27,200	1,129,888
Healthways, Inc. (a),(b)	100	1,754
Magellan Health Services, Inc. (a),(b),(c)	1,500	93,360
McKesson Corp. (b),(c),(e)	26,800	4,990,428
Omnicare, Inc. (c),(d)	45,941	3,058,293
PharMerica Corp. (a),(b)	500	14,295
Quintiles Transnational Holdings, Inc. (a),(b)	4,800	255,792
RadNet, Inc. (a)	400	2,652
Select Medical Holdings Corp. (b),(c)	21,100	329,160
UnitedHealth Group, Inc. (d),(e)	34,400	2,812,200
Universal American Corp. (b),(c)	2,500	20,825
Universal Health Services, Inc. Class B (b)	2,000	191,520
VCA Antech, Inc. (a),(b),(c)	5,900	207,031
WellCare Health Plans, Inc. (a),(b),(c)	4,000	298,640

		31,361,589

Home & Office Products — 0.2%
ACCO Brands Corp. (a),(b)	900	5,769
American Woodmark Corp. (a),(b),(c)	1,900	60,553
Blount International, Inc. (a),(b)	2,200	31,042
Masco Corp. (b)	4,900	108,780
Mohawk Industries, Inc. (a),(d)	11,312	1,564,902
Steelcase, Inc. Class A (b),(c)	1,300	19,669
Whirlpool Corp. (b)	300	41,766

		1,832,481

Industrial Distribution — 0.2%
H&E Equipment Services, Inc. (a),(b),(c)	3,900	141,726
HD Supply Holdings, Inc. (a),(b),(c)	65,200	1,851,028

		1,992,754

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Institutional Financial Service — 0.1%
Cowen Group, Inc. Class A (a),(b)	2,300	$9,706
JPMorgan Chase & Co.	14,060	810,137
Piper Jaffray Cos. (a),(b)	100	5,177
SWS Group, Inc. (a),(b)	500	3,640

		828,660

Insurance — 1.5%
Allstate Corp. (The) (c)	13,267	779,038
American Financial Group, Inc. (b)	200	11,912
American International Group, Inc. (b),(c)	143,028	7,806,468
Ameriprise Financial, Inc. (b)	12,222	1,466,640
AmTrust Financial Services, Inc. (b)	30	1,254
Crawford & Co. Class B (b)	200	2,016
Employers Holdings, Inc. (b)	1,800	38,124
FBL Financial Group, Inc. Class A (b),(c)	1,200	55,200
Genworth Financial, Inc. Class A (a),(c)	96,400	1,677,360
Hartford Financial Services Group, Inc. (b)	59,130	2,117,445
MBIA, Inc. (a),(b),(c)	9,900	109,296
OneBeacon Insurance Group Ltd. Class A (b)	600	9,324
Primerica, Inc. (b)	24,528	1,173,665
Principal Financial Group, Inc. (b)	3,000	151,440
Progressive Corp. (The) (b)	6,600	167,376
Prudential Financial, Inc. (c)	10,571	938,388
RPX Corp. (a),(b),(c)	900	15,975
Selective Insurance Group, Inc. (b)	200	4,944
Symetra Financial Corp. (b),(c)	7,300	166,002
Voya Financial, Inc. (b),(c)	54,900	1,995,066

		18,686,933

Iron & Steel — 0.0%
Northwest Pipe Co. (a),(b)	100	4,033
Shiloh Industries, Inc. (a),(b)	900	16,614
SunCoke Energy, Inc. (a),(b)	200	4,300

		24,947

Leisure Products — 0.0%
Johnson Outdoors, Inc. Class A (b)	100	2,580
Nautilus, Inc. (a),(b)	1,000	11,090

		13,670

Machinery — 0.0%
Arotech Corp. (a),(b)	200	892
Federal Signal Corp. (b)	1,600	23,440
Intevac, Inc. (a),(b)	300	2,403
ITT Corp. (b)	1,200	57,720
Joy Global, Inc. (b)	2,500	153,950
Kennametal, Inc. (b)	200	9,256
Rexnord Corp. (a),(b)	100	2,815
Rofin-Sinar Technologies, Inc. (a),(b)	300	7,212
SPX Corp. (b)	300	32,463
Xerium Technologies, Inc. (a),(b)	600	8,376

		298,527

Manufactured Goods — 0.0%
Ampco-Pittsburgh Corp. (b),(c)	1,600	36,704
Gibraltar Industries, Inc. (a),(b)	100	1,551
Global Brass & Copper Holdings, Inc. (b)	100	1,690
Insteel Industries, Inc. (b)	300	5,895
Rogers Corp. (a),(b)	600	39,810
Timken Co. (b),(c)	3,200	217,088

		302,738

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Media Content — 3.3%
AOL, Inc. (a),(b)	1,000	$39,790
Bankrate, Inc. (a),(b)	100	1,754
Blucora, Inc. (a),(b)	3,700	69,819
Boingo Wireless, Inc. (a),(b),(c)	3,900	26,637
Cablevision Systems Corp. Class A (b),(c)	10,200	180,030
CBS Corp. Class B (c),(e)	23,118	1,436,553
Charter Communications, Inc. Class A (a),(b),(c),(d)	31,109	4,927,043
Clear Channel Outdoor Holdings, Inc. Class A (b)	4,600	37,628
Comcast Corp. Class A (d)	100,080	5,372,294
Conversant, Inc. (a),(b),(c)	3,000	76,200
Demand Media, Inc. (a),(b),(c)	4,200	20,244
Dice Holdings, Inc. (a),(b),(c)	8,200	62,402
DISH Network Corp. Class A (a),(b),(c)	50,000	3,254,000
EchoStar Corp. Class A (a),(b),(c)	1,500	79,410
Facebook, Inc. Class A (a),(c),(e)	95,489	6,425,455
Google, Inc. Class A (a)	742	433,825
Google, Inc. Class C (a),(c)	914	525,806
Harte-Hanks, Inc. (b)	1,100	7,909
John Wiley & Sons, Inc. Class A (b)	100	6,059
Journal Communications, Inc. Class A (a),(b),(c)	6,200	54,994
Lamar Advertising Co. Class A (d)	150,902	7,997,806
Lee Enterprises, Inc. (a),(b)	200	890
LIN Media LLC (a),(b),(c)	6,700	182,575
Martha Stewart Living Omnimedia Class A (a),(b)	100	470
McClatchy Co. (The) Class A (a),(b)	4,700	26,085
MDC Partners, Inc. Class A (c)	50	1,075
Monster Worldwide, Inc. (a),(b),(c)	26,100	170,694
National CineMedia, Inc. (b),(c)	13,900	243,389
News Corp. Class A (a),(b),(c)	7,900	141,726
Omnicom Group, Inc. (b),(c)	700	49,854
Orbitz Worldwide, Inc. (a),(b)	7,100	63,190
Pandora Media, Inc. (a),(d),(e)	25,317	746,851
priceline.com, Inc. (a),(c),(e)	2,442	2,937,726
Shutterfly, Inc. (a),(b)	1,100	47,366
Starz (a),(b),(c)	501	14,925
Time Warner Cable, Inc. (b),(c)	21,100	3,108,030
Twenty-First Century Fox, Inc. Class A	13,328	468,479
Twitter, Inc. (a),(e)	18,480	757,126
Walt Disney Co. (The) (c)	11,780	1,010,017
XO Group, Inc. (a),(b)	400	4,888

		41,011,014

Medical Equipment/Devices — 1.4%
Affymetrix, Inc. (a),(b)	100	891
Agilent Technologies, Inc. (b),(c),(e)	73,938	4,246,999
AngioDynamics, Inc. (a),(b)	1,100	17,963
Boston Scientific Corp. (a),(b),(c),(e)	20,000	255,400
CareFusion Corp. (a),(c),(e)	110,200	4,887,370
CONMED Corp. (b)	1,200	52,980
CryoLife, Inc. (b)	2,300	20,585
Cutera, Inc. (a),(b)	600	6,234
Danaher Corp. (e)	46,200	3,637,326
Exactech, Inc. (a),(b)	400	10,092
Greatbatch, Inc. (a),(b)	300	14,718
Harvard Bioscience, Inc. (a),(b)	500	2,275
Hologic, Inc. (a),(b),(e)	12,000	304,200
ICU Medical, Inc. (a),(b),(c)	2,100	127,701
Illumina, Inc. (a),(b)	100	17,854
Intuitive Surgical, Inc. (a),(c),(d),(e)	7,500	3,088,500
Luminex Corp. (a),(b)	100	1,715
Masimo Corp. (a),(b)	3,200	75,520

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Merit Medical Systems, Inc. (a),(b),(c)	2,000	$30,200
Myriad Genetics, Inc. (a),(b),(c)	6,000	233,520
Natus Medical, Inc. (a),(b)	1,900	47,766
OraSure Technologies, Inc. (a),(b)	100	861
RTI Surgical, Inc. (a),(b),(c)	1,800	7,830
St Jude Medical, Inc. (b)	1,900	131,575
SurModics, Inc. (a),(b)	200	4,284
Symmetry Medical, Inc. (a),(b)	1,100	9,746
Thoratec Corp. (a),(b),(c)	6,200	216,132
Vascular Solutions, Inc. (a),(b)	700	15,533
Volcano Corp. (a),(b)	100	1,761
Waters Corp. (a),(b),(e)	200	20,888

		17,488,419

Metals & Mining — 0.0%
Compass Minerals International, Inc. (b)	1,000	95,740
Newmont Mining Corp. (b),(c)	3,100	78,864

		174,604

Oil, Gas & Coal — 1.2%
Abraxas Petroleum Corp. (a),(b),(c)	6,600	41,316
Approach Resources, Inc. (a),(b)	2,000	45,460
Athlon Energy, Inc. (a),(b),(c)	8,000	381,600
Basic Energy Services, Inc. (a),(b)	5,100	149,022
Bill Barrett Corp. (a),(b),(c)	26,100	698,958
Cabot Oil & Gas Corp. (b),(c)	19,200	655,488
Cheniere Energy, Inc. (a),(b),(c)	10,900	781,530
Clayton Williams Energy, Inc. (a),(b),(c)	2,300	315,951
Cloud Peak Energy, Inc. (a),(b)	4,600	84,732
CVR Energy, Inc. (b),(c)	17,500	843,325
Diamondback Energy, Inc. (a),(b),(c)	11,400	1,012,320
Dresser-Rand Group, Inc. (a),(b)	900	57,357
Energen Corp. (b)	100	8,888
EnLink Midstream LLC (b)	2,000	83,320
EQT Corp. (b),(c)	22,900	2,448,010
Key Energy Services, Inc. (a),(b),(c)	1,600	14,624
Magnum Hunter Resources Corp. (a),(b)	4,034	33,079
Marathon Petroleum Corp. (c)	11,900	929,033
Matrix Service Co. (a),(b)	600	19,674
McDermott International, Inc. (a),(b),(c)	1,600	12,944
Mitcham Industries, Inc. (a),(b)	600	8,388
MRC Global, Inc. (a),(b),(c)	4,700	132,963
Murphy Oil Corp. (c)	11,000	731,280
Murphy USA, Inc. (a),(b)	100	4,889
Natural Gas Services Group, Inc. (a),(b)	400	13,224
Newfield Exploration Co. (a),(b),(c)	5,700	251,940
Newpark Resources, Inc. (a),(b)	100	1,246
ONEOK, Inc. (c)	200	13,616
Parsley Energy, Inc. Class A (a),(b)	300	7,221
PDC Energy, Inc. (a),(b),(c)	11,900	751,485
Pioneer Energy Services Corp. (a),(b),(c)	5,200	91,208
Rowan Cos. PLC Class A (b)	1,100	35,123
SM Energy Co. (b)	2,100	176,610
Southwestern Energy Co. (a),(b),(c)	48,900	2,224,461
Swift Energy Co. (a),(b)	600	7,788
Targa Resources Corp. (b),(c)	800	111,656
Tesco Corp. (b),(c)	3,900	83,226
TransAtlantic Petroleum Ltd. (a),(b)	300	3,417
Unit Corp. (a),(b),(c)	2,100	144,543
Warren Resources, Inc. (a),(b),(c)	20,200	125,240
Western Refining, Inc. (b)	1,800	67,590

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Westmoreland Coal Co. (a),(b)	800	$29,024
WPX Energy, Inc. (a),(b),(c)	66,600	1,592,406

		15,225,175

Real Estate Investment Trusts (REITs) — 0.4%
Agree Realty Corp. (b)	100	3,023
Alexandria Real Estate Equities, Inc. (b)	500	38,820
American Assets Trust, Inc. (b)	100	3,455
American Homes 4 Rent (b),(c)	8,800	156,288
American Residential Properties, Inc. (a),(b),(c)	3,600	67,500
American Tower Corp. (e)	13,249	1,192,145
Cedar Realty Trust, Inc. (b)	1,400	8,750
Columbia Property Trust, Inc. (b)	100	2,601
CoreSite Realty Corp. (b)	100	3,307
CyrusOne, Inc. (b),(c)	500	12,450
Empire State Realty Trust, Inc. Class A (b)	1,200	19,800
FelCor Lodging Trust, Inc. (b),(c)	3,300	34,683
Gaming and Leisure Properties, Inc. (b)	368	12,501
Gladstone Commercial Corp. (b),(c)	7,000	125,090
Glimcher Realty Trust (b)	800	8,664
Healthcare Trust of America, Inc. Class A (b)	11,200	134,848
Hospitality Properties Trust (b)	1,600	48,640
iStar Financial, Inc. (a),(b)	3,000	44,940
Mid-America Apartment Communities, Inc. (b)	24	1,753
Monmouth Real Estate Investment Corp. Class A (b)	200	2,008
New Residential Investment Corp. (b),(c)	26,400	166,320
Parkway Properties Inc. (b)	38	785
Plum Creek Timber Co., Inc. (c)	20,791	937,674
PS Business Parks, Inc. (b)	100	8,349
Ramco-Gershenson Properties Trust (b)	700	11,634
Retail Properties of America, Inc. (b)	1,200	18,456
Select Income REIT (b)	2,700	80,028
Silver Bay Realty Trust Corp. (b)	100	1,632
Strategic Hotels & Resorts, Inc. (a),(b),(c)	1,444	16,909
Sunstone Hotel Investors, Inc. (b),(c)	14,500	216,485
Taubman Centers, Inc. (b),(c)	1,400	106,134
Urstadt Biddle Properties, Inc. Class A (b)	300	6,264
Weyerhaeuser Co. (c)	22,988	760,673

		4,252,609

Real Estate Operation & Services — 0.3%
Forest City Enterprises, Inc. Class A (a),(b)	92,904	1,846,002
Kennedy-Wilson Holdings, Inc. (c)	48,841	1,309,916
Realogy Holdings Corp. (a),(b),(c)	25,400	957,834

		4,113,752

Recreation Facilities & Services — 0.0%
Carmike Cinemas, Inc. (a),(b),(c)	4,300	151,059
Live Nation Entertainment, Inc. (a),(b)	100	2,469
Madison Square Garden Co. (The) Class A (a),(c)	1,200	74,940
Marcus Corp. (b)	400	7,300
Regal Entertainment Group Class A (b),(c)	2,700	56,970
SeaWorld Entertainment, Inc. (b)	900	25,497
Town Sports International Holdings, Inc. (b),(c)	4,600	30,590

		348,825

Renewable Energy — 0.2%
Broadwind Energy, Inc. (a),(b)	1,400	12,278
Renewable Energy Group, Inc. (a),(b)	1,200	13,764

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
SolarCity Corp. (a),(e)	7,123	$502,884
SunEdison, Inc. (a),(c),(e)	73,691	1,665,416

		2,194,342

Retail Discretionary — 1.0%
1-800-Flowers.com, Inc. Class A (a),(b),(c)	2,100	12,180
Abercrombie & Fitch Co. Class A (b),(c)	1,700	73,525
Asbury Automotive Group, Inc. (a),(b)	100	6,874
Ascena Retail Group, Inc. (a),(b)	200	3,420
Avis Budget Group, Inc. (a),(b),(c)	46,400	2,769,616
Best Buy Co., Inc. (b)	100	3,101
Big 5 Sporting Goods Corp. (b),(c)	2,500	30,675
Boise Cascade Co. (a),(b)	100	2,864
Buckle, Inc. (The) (b)	100	4,436
Burlington Stores, Inc. (a),(b),(c)	5,000	159,300
Central Garden and Pet Co. Class A (a),(b)	100	920
Citi Trends, Inc. (a),(b),(c)	3,400	72,964
Dillard’s, Inc. Class A (b),(c)	1,800	209,898
eBay, Inc. (a)	7,927	396,826
Express, Inc. (a),(b),(c)	10,000	170,300
Ezcorp, Inc. Class A (a),(b),(c)	7,800	90,090
Finish Line, Inc. (The) Class A (b)	400	11,896
Foot Locker, Inc. (b),(c)	15,900	806,448
GameStop Corp. Class A (b),(c)	25,100	1,015,797
Gap, Inc. (The) (b)	900	37,413
GNC Holdings, Inc. Class A	6,458	220,218
Gordmans Stores, Inc. (b),(c)	1,100	4,730
Guess?, Inc. (b),(c)	3,200	86,400
Hertz Global Holdings, Inc. (a),(d)	44,689	1,252,633
Kirkland’s, Inc. (a),(b)	700	12,985
L Brands, Inc. (b),(c)	22,100	1,296,386
Lowe’s Cos., Inc. (c)	5,379	258,138
Netflix, Inc. (a),(c),(e)	2,292	1,009,855
New York & Co., Inc. (a),(b)	200	738
Outerwall, Inc. (a),(b),(c)	2,100	124,635
Pep Boys-Manny Moe & Jack (The) (a),(b)	100	1,146
PetMed Express, Inc. (b)	100	1,348
Regis Corp. (b)	5,700	80,256
Ross Stores, Inc. (b)	100	6,613
Staples, Inc. (b)	3,300	35,772
Stein Mart, Inc. (b)	1,300	18,057
Tiffany & Co. (b),(c)	300	30,075
Tilly’s, Inc. Class A (a),(b)	1,100	8,844
Trans World Entertainment Corp. (b)	300	1,140
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b),(c)	15,400	1,407,714
United Online, Inc. (b)	942	9,797
Urban Outfitters, Inc. (a),(b),(c)	4,800	162,528
Wet Seal, Inc. (The) Class A (a),(b)	100	91
Williams-Sonoma, Inc. (c)	3,148	225,963
Zumiez, Inc. (a),(b)	1,400	38,626

		12,173,231

Retail Staples — 0.8%
Big Lots, Inc. (a),(b),(c)	7,800	356,460
CVS Caremark Corp. (c)	11,241	847,234
Dollar General Corp. (a)	3,777	216,649
Family Dollar Stores, Inc.	2,592	171,435
Rite Aid Corp. (a),(b),(c)	317,700	2,277,909
SUPERVALU, Inc. (a),(b),(c)	1,300	10,686

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
TravelCenters of America LLC (a),(b)	400	$3,552
Walgreen Co. (c)	77,280	5,728,766

		9,612,691

Semiconductors — 0.8%
Alpha & Omega Semiconductor Ltd. (a),(b)	1,700	15,759
Amkor Technology, Inc. (a),(b)	100	1,118
Atmel Corp. (a),(b)	500	4,685
Axcelis Technologies, Inc. (a),(b),(c)	700	1,400
Broadcom Corp. Class A (b)	6,300	233,856
Cabot Microelectronics Corp. (a),(b),(c)	700	31,255
Ceva, Inc. (a),(b)	200	2,954
Cirrus Logic, Inc. (a),(b),(c)	18,100	411,594
Cohu, Inc. (b)	1,400	14,980
Diodes, Inc. (a),(b)	400	11,584
DSP Group, Inc. (a),(b)	300	2,547
Entegris, Inc. (a),(b)	100	1,375
Fairchild Semiconductor International, Inc. (a),(b),(c)	13,300	207,480
FormFactor, Inc. (a),(b),(c)	1,800	14,976
GSI Technology, Inc. (a),(b)	300	1,788
II-VI, Inc. (a),(b),(c)	900	13,014
Integrated Device Technology, Inc. (a),(b),(c)	10,800	166,968
Integrated Silicon Solution, Inc. (a),(b)	300	4,431
International Rectifier Corp. (a),(b),(c)	3,400	94,860
Intersil Corp. Class A (b)	400	5,980
Kemet Corp. (a),(b),(c)	900	5,175
Lattice Semiconductor Corp. (a),(b),(c)	14,800	122,100
Micron Technology, Inc. (a),(b),(c)	94,700	3,120,365
Monolithic Power Systems, Inc. (b)	100	4,235
Newport Corp. (a),(b),(c)	2,800	51,800
NVE Corp. (a),(b)	200	11,118
OmniVision Technologies, Inc. (a),(b),(c)	9,800	215,404
ON Semiconductor Corp. (a),(b),(c)	32,000	292,480
Pericom Semiconductor Corp. (a),(b)	1,700	15,368
Photronics, Inc. (a),(b)	3,100	26,660
PLX Technology, Inc. (a),(b),(c)	900	5,823
QUALCOMM, Inc.	11,397	902,642
Rambus, Inc. (a),(b)	6,200	88,660
RF Micro Devices, Inc. (a),(b),(c)	114,200	1,095,178
Rudolph Technologies, Inc. (a),(b)	1,000	9,880
Sigma Designs, Inc. (a),(b),(c)	4,700	21,526
Silicon Image, Inc. (a),(b),(c)	5,100	25,704
Silicon Laboratories, Inc. (a),(b),(c)	200	9,850
Skyworks Solutions, Inc. (b)	5,200	244,192
Teradyne, Inc. (b)	200	3,920
Tessera Technologies, Inc. (b)	2,600	57,408
TriQuint Semiconductor, Inc. (a),(b),(c)	120,200	1,900,362
Ultra Clean Holdings, Inc. (a),(b),(c)	3,700	33,485
Ultratech, Inc. (a),(b)	2,500	55,450
Vishay Intertechnology, Inc. (b)	100	1,549
Vitesse Semiconductor Corp. (a),(b)	400	1,380

		9,564,318

Software — 1.0%
Actuate Corp. (a),(b),(c)	11,800	56,286
Adobe Systems, Inc. (a),(b)	100	7,236
Advent Software, Inc. (b)	800	26,056
American Software, Inc. Class A (b)	300	2,964
Audience, Inc. (a),(b)	100	1,196
Autodesk, Inc. (a),(b),(c)	5,000	281,900
Cadence Design Systems, Inc. (a),(b)	700	12,243
Calix, Inc. (a),(b)	1,100	8,998

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Callidus Software, Inc. (a),(c)	1,400	$16,716
Carbonite, Inc. (a),(b)	800	9,576
Citrix Systems, Inc. (a),(b)	100	6,255
Compuware Corp. (b)	12,500	124,875
Constant Contact, Inc. (a),(b)	400	12,844
Dealertrack Technologies, Inc. (a),(c)	17,428	790,186
Digi International, Inc. (a),(b)	1,700	16,014
Digital River, Inc. (a),(b),(c)	1,700	26,231
Ebix, Inc. (b)	1,300	18,603
eGain Corp. (a),(b)	100	677
Electronic Arts, Inc. (a),(b),(c)	13,800	495,006
Envestnet, Inc. (a),(b)	46,604	2,279,868
EPIQ Systems, Inc. (b)	200	2,810
Informatica Corp. (a),(b)	300	10,695
InnerWorkings, Inc. (a),(b)	100	850
IntraLinks Holdings, Inc. (a),(b)	300	2,667
Lionbridge Technologies, Inc. (a),(b),(c)	3,800	22,572
Microsoft Corp. (c)	12,866	536,512
MicroStrategy, Inc. Class A (a),(b)	100	14,062
NeuStar, Inc. Class A (a),(b)	4,900	127,498
Palo Alto Networks, Inc. (a),(b)	400	33,540
PDF Solutions, Inc. (a),(b)	1,800	38,196
Progress Software Corp. (a)	300	7,212
Quality Systems, Inc. (b)	200	3,210
RealNetworks, Inc. (a),(b),(c)	3,900	29,757
Salesforce.com, Inc. (a),(c),(e)	18,923	1,099,048
Seachange International, Inc. (a),(b)	2,000	16,020
ServiceNow, Inc. (a),(e)	9,765	605,039
support.com, Inc. (a),(b)	2,000	5,420
Symantec Corp. (b),(c)	132,500	3,034,250
Take-Two Interactive Software, Inc. (a),(b)	800	17,792
TeleCommunication Systems, Inc. Class A (a),(b)	600	1,974
Teradata Corp. (a),(b),(c)	9,500	381,900
TIBCO Software, Inc. (a),(b),(c)	22,000	443,740
VASCO Data Security International, Inc. (a),(b),(c)	3,200	37,120
VMware, Inc. Class A (a),(b),(c)	12,500	1,210,125
Web.com Group, Inc. (a),(c)	700	20,209

		11,895,948

Specialty Finance — 1.1%
AG Mortgage Investment Trust, Inc. (b)	300	5,679
American Capital Agency Corp. (b)	4,200	98,322
American Capital Ltd. (a),(b),(c)	156,749	2,396,692
American Capital Mortgage Investment Corp. (b),(c)	23,200	464,464
Annaly Capital Management, Inc. (b),(c)	100,400	1,147,572
Anworth Mortgage Asset Corp. (b)	300	1,548
Apollo Commercial Real Estate Finance, Inc. (b),(c)	26,600	438,634
Apollo Investment Corp. (b),(c)	75,100	646,611
Apollo Residential Mortgage, Inc. (b)	300	5,016
Arbor Realty Trust, Inc. (b),(c)	7,000	48,650
Ares Capital Corp. (b),(c)	117,700	2,102,122
Arlington Asset Investment Corp. Class A (b),(c)	2,700	73,791
BlackRock Kelso Capital Corp. (b),(c)	51,700	470,987
Caesars Acquisition Co. Class A (a),(b)	8,600	106,382
Cherry Hill Mortgage Investment Corp. (b),(c)	1,300	26,065
Chimera Investment Corp. (b)	3,500	11,165
CIT Group, Inc. (c)	15,567	712,346
Consumer Portfolio Services, Inc. (a),(b),(c)	2,000	15,240
CoreLogic, Inc. (a),(b)	800	24,288
Dynex Capital, Inc. (b)	3,100	27,435
Fidus Investment Corp. (b)	300	6,162
Five Oaks Investment Corp. (b),(c)	4,300	48,547

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
FS Investment Corp. (b)	1,000	$10,650
Gladstone Capital Corp. (b),(c)	9,400	94,564
Gladstone Investment Corp. (b),(c)	16,300	120,620
Global Cash Access Holdings, Inc. (a),(b),(c)	10,200	90,780
Hercules Technology Growth Capital, Inc. (b)	3,500	56,560
HFF, Inc. Class A (b)	900	33,471
Horizon Technology Finance Corp. (b),(c)	3,000	43,860
Imperial Holdings, Inc. (a),(b),(c)	200	1,364
KCAP Financial, Inc. (b),(c)	17,100	145,179
MasterCard, Inc. Class A (c),(e)	14,389	1,057,160
MCG Capital Corp. (b)	26,600	104,272
Medallion Financial Corp. (b)	1,800	22,428
MFA Financial, Inc. (b)	16,200	133,002
MVC Capital, Inc. (b)	100	1,295
Newcastle Investment Corp. (b),(c)	131,700	630,843
NGP Capital Resources Co. (b),(c)	4,300	26,789
PennantPark Investment Corp. (b),(c)	29,000	332,340
Resource Capital Corp. (b)	7,000	39,410
Solar Capital Ltd. (b),(c)	18,300	389,424
Solar Senior Capital Ltd. (b)	2,900	48,952
Starwood Waypoint Residential Trust (a),(b)	900	23,589
Stellus Capital Investment Corp. (b),(c)	1,300	19,097
TICC Capital Corp. (b),(c)	14,700	145,530
Two Harbors Investment Corp. (b)	122,420	1,282,962
WhiteHorse Finance, Inc. (b)	500	7,150
ZAIS Financial Corp. (b)	100	1,662

		13,740,671

Technology Services — 0.1%
Amdocs Ltd. (b)	600	27,798
CDW Corp. (b)	1,200	38,256
CIBER, Inc. (a),(b),(c)	5,500	27,170
Computer Sciences Corp. (b)	1,000	63,200
comScore, Inc. (a),(b)	200	7,096
DST Systems, Inc. (b)	700	64,519
ExlService Holdings, Inc. (a),(b),(c)	6,700	197,315
iGATE Corp. (a),(b)	100	3,639
Intermolecular, Inc. (a),(b)	200	466
Leidos Holdings, Inc. (b),(c)	4,200	161,028
MSCI, Inc. (a),(c)	16,542	758,451
NIC, Inc. (b)	600	9,510
Perficient, Inc. (a),(b),(c)	2,700	52,569
Science Applications International Corp. (b)	200	8,832
Sykes Enterprises, Inc. (a),(b)	200	4,346
TeleTech Holdings, Inc. (a),(b)	200	5,798

		1,429,993

Telecommunications — 0.6%
Consolidated Communications Holdings, Inc. (b)	1,000	22,240
Equinix, Inc. (a),(b)	1,500	315,135
Fairpoint Communications, Inc. (a),(b),(c)	2,500	34,925
General Communication, Inc. Class A (a),(b)	800	8,864
Inteliquent, Inc. (b)	2,000	27,740
Level 3 Communications, Inc. (a),(b),(c)	17,500	768,425
Limelight Networks, Inc. (a),(b),(c)	2,400	7,344
Lumos Networks Corp. (b)	700	10,129
NTELOS Holdings Corp. (b),(c)	1,000	12,460
Premiere Global Services, Inc. (a),(b),(c)	2,500	33,375
Spok Holdings, Inc.	800	12,320
TW telecom, Inc. (a),(b),(c)	10,500	423,255
Verizon Communications, Inc. (c),(d)	108,772	5,322,214
Vonage Holdings Corp. (a),(b),(c)	1,400	5,250

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
West Corp. (b)	300	$8,040
Zix Corp. (a),(b),(c)	4,200	14,364

		7,026,080

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(b),(c)	4,100	34,317
Atlas Air Worldwide Holdings, Inc. (a),(b)	800	29,480
Echo Global Logistics, Inc. (a),(b)	400	7,668
Expeditors International of Washington, Inc. (b),(c)	1,800	79,488
Quality Distribution, Inc. (a),(b),(c)	9,000	133,740
Saia, Inc. (a),(b)	200	8,786
Stamps.com, Inc. (a),(b)	900	30,321
Union Pacific Corp.	5,054	504,136

		827,936

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc. (b),(c)	41,500	1,290,650
Meritor, Inc. (a),(b)	3,800	49,552

		1,340,202

Travel Lodging & Dining — 1.0%
American Airlines Group, Inc. (a),(b),(c)	68,600	2,947,056
BJ’s Restaurants, Inc. (a),(b)	100	3,491
Bloomin’ Brands, Inc. (a),(b),(c)	7,300	163,739
Bravo Brio Restaurant Group, Inc. (a),(b)	4,000	62,440
Buffalo Wild Wings, Inc. (a),(b)	1,600	265,136
Carrols Restaurant Group, Inc. (a),(b)	100	712
Chipotle Mexican Grill, Inc. (a),(b)	200	118,502
Denny’s Corp. (a),(b),(c)	12,200	79,544
DineEquity, Inc. (b)	100	7,949
Domino’s Pizza, Inc. (b)	100	7,309
Einstein Noah Restaurant Group, Inc. (b),(c)	4,600	73,876
Fiesta Restaurant Group, Inc. (a),(b),(c)	10,000	464,100
Hawaiian Holdings, Inc. (a),(b)	7,600	104,196
Hyatt Hotels Corp. Class A (a),(b),(c)	7,600	463,448
Jack in the Box, Inc. (b)	1,100	65,824
Las Vegas Sands Corp. (d)	16,786	1,279,429
Marriott Vacations Worldwide Corp. (a),(b)	7,400	433,862
MGM Resorts International (a),(b),(c)	53,200	1,404,480
Monarch Casino & Resort, Inc. (a),(b)	1,700	25,738
Morgans Hotel Group Co. (a),(b),(c)	2,700	21,411
Panera Bread Co. Class A (a),(b)	800	119,864
Papa John’s International, Inc. (b)	400	16,956
Penn National Gaming, Inc. (a),(b),(c)	26,500	321,710
Pinnacle Entertainment, Inc. (a),(b)	400	10,072
Popeyes Louisiana Kitchen, Inc. (a),(b),(c)	1,500	65,565
Red Robin Gourmet Burgers, Inc. (a),(b)	100	7,120
Republic Airways Holdings, Inc. (a),(b)	100	1,084
Ruby Tuesday, Inc. (a),(b)	800	6,072
Ruth’s Hospitality Group, Inc. (b)	500	6,175
Spirit Airlines, Inc. (a),(b),(c)	14,238	900,411
Wynn Resorts Ltd. (b)	11,400	2,366,184

		11,813,455

Utilities — 0.0%
Calpine Corp. (a),(b),(c)	14,300	340,483
Dynegy, Inc. (a),(b),(c)	3,900	135,720
MYR Group, Inc. (a),(b)	100	2,533
Pike Corp. (a),(b)	1,900	17,024
Pinnacle West Capital Corp. (c)	34	1,967

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Questar Corp.	500	$12,400
Unitil Corp. (b)	200	6,766

		516,893

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a),(b),(c)	5,100	25,551
Ceco Environmental Corp. (c)	42	655
Fuel Tech, Inc. (a),(b)	100	564
Republic Services, Inc. (c)	9,448	358,740

		385,510

Total United States		358,780,233

TOTAL COMMON STOCK (COST $463,072,096)		495,487,633

PREFERRED STOCK — 0.1%
Germany — 0.1%
Automotive — 0.1%
Volkswagen AG Preference Shares	2,194	576,214

Total Germany		576,214

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	201	210,575

Total Republic of Korea		210,575

TOTAL PREFERRED STOCK (COST $703,954)		786,789

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.8%
Cayman Islands — 2.3%
ABCLO Ltd., Series 2007-1A, Class C, 2.08%, 04/15/21 (b),(e),(f),(g)	$1,000,000	$965,800
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.73%, 07/21/20 (e),(f),(g)	2,000,000	1,879,200
CIT CLO Ltd., Series 2007-1A, Class E, 5.23%, 06/20/21 (e),(g)	1,500,000	1,471,800
Comstock Funding Ltd., Series 2006-1A, Class C, 1.98%, 05/30/20 (e),(f),(g)	1,500,000	1,438,200
Crown Point CLO Ltd., Series 2012-1A, 5.23%, 11/21/22 (e),(g)	500,000	501,550
Fairway Loan Funding Co., Series 2006-1A, Class B2L, 4.03%, 10/17/18 (e),(f),(g)	5,400,000	5,368,140
ING IM CLO 2011-1 Ltd., Series 2011-1A, Class D, 4.73%, 06/22/21 (e),(f),(g)	2,860,000	2,817,100
JFIN CLO 2007 Ltd., Series 2007-1A, Class D, 3.03%, 07/20/21 (e),(f),(g)	1,500,000	1,474,200
MidOcean Credit CLO,
Series 2014-3A, Class D, 3.98%, 07/21/26 (e),(f),(g)	3,268,000	3,070,939
Series 2014-3A, Class E, 5.48%, 07/21/26 (e),(f),(g)	2,594,000	2,344,717
Red River CLO Ltd., Series 1A, Class D, 1.88%, 07/27/18 (e),(f),(g)	5,500,000	5,050,100
Trimaran CLO IV Ltd., Series 2005-1X, Class B2L, 5.38%, 12/01/17 (e),(g)	1,630,000	1,636,683

Total Cayman Islands		28,018,429

United States — 2.5%
Harch CLO III Ltd., Series 2007-1A, Class E, 3.98%, 04/17/20 (e),(f),(g)	2,451,000	2,308,597
Springcastle SPV, 3.75%, 04/03/21 (e),(f),(h)	26,765,085	26,992,588
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.38%, 10/12/21 (e),(f),(g)	1,500,000	1,492,500

Total United States		30,793,685

TOTAL ASSET-BACKED SECURITIES (COST $58,729,591)		58,812,114

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount		Value
CONVERTIBLE BONDS — 0.4%
France — 0.2%
Automotive — 0.2%
Faurecia REG S, 3.25%, 01/01/18 (c),(e)	5,448,500	EUR	$2,271,763

Total France			2,271,763

Netherlands — 0.2%
Automotive — 0.2%
Volkswagen International Finance NV Co. GUAR REG S, 5.50%, 11/09/15 (b),(e)	1,900,000	EUR	3,034,849

Total Netherlands			3,034,849

TOTAL CONVERTIBLE BONDS (COST $5,372,429)			5,306,612

CORPORATE BONDS & NOTES — 10.3%
Bermuda — 0.1%
Oil & Gas Services — 0.1%
Seadrill Ltd., 6.13%, 09/15/20 (d),(e),(f)	$1,000,000		1,017,500

Total Bermuda			1,017,500

Brazil — 0.6%
Banking — 0.5%
Banco Bradesco SA REG S, 5.90%, 01/16/21 (c)	1,640,000		1,728,232
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22 (c)	1,580,000		1,623,450
Banco do Estado do Rio Grande do Sul SA REG S, 7.38%, 02/02/22	300,000		321,000
Banco Votorantim SA REG S, 7.38%, 01/21/20 (c)	770,000		848,925
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	630,000		655,200
6.20%, 04/15/20	770,000		837,375
6.20%, 12/21/21 (c)	300,000		320,250

			6,334,432

Utilities — 0.1%
CESP Companhia Energetica De Tranche TR 00007 REG S, 9.75%, 01/15/15 (i)	1,086,000		760,200

Total Brazil			7,094,632

Canada — 0.1%
Chemicals — 0.0%
Kissner Milling Co. Ltd., 7.25%, 06/01/19 (e),(f)	350,000		360,500

Exploration & Production — 0.1%
Kodiak Oil & Gas Corp., 5.50%, 02/01/22 (c),(e)	1,080,000		1,120,500

Oil & Gas Services — 0.0%
Sanjel Corp. REG S, 7.50%, 06/19/19 (f)	200,000		200,000

Total Canada			1,681,000

Cayman Islands — 0.0%
Financial Services — 0.0%
Preferred Term Securities XVII Ltd., 0.73%, 06/23/35 (e),(f),(g)	945,000		595,350

Total Cayman Islands			595,350

Cyprus — 0.2%
Oil & Gas Services — 0.2%
Ocean Rig UDW, Inc., 7.25%, 04/01/19 (d),(e),(f)	2,480,000		2,455,200

Total Cyprus			2,455,200

France — 0.2%
Property & Casualty — 0.2%
Groupama SA Jr Subordinate REG S, 6.30% (b),(e),(g),(n)	100,000	EUR	138,984
Groupama SA Sr Subordinate, 6.38% (e),(g),(i),(n)	1,500,000	EUR	2,125,839

Total France			2,264,823

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount		Value
Ireland — 1.2%
Banking — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (c),(e),(i)	750,000	EUR	$1,103,998

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 8.63%, 06/15/19 (e),(f)	$630,000		629,213

Government Development Bank — 1.0%
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/23 (h)	12,500,000		12,546,250

Total Ireland			14,279,461

Luxembourg — 0.2%
Containers & Packaging — 0.1%
Ardagh Finance Holdings SA PIK, 8.63%, 06/15/19 (e),(f)	690,000		710,700

Financial Services — 0.0%
Stena International SA, 5.75%, 03/01/24 (e),(f)	365,000		368,650

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	660,000		630,300

Oil & Gas Services — 0.1%
Pacific Drilling SA, 5.38%, 06/01/20 (d),(e),(f)	690,000		676,200

Transportation & Logistics — 0.0%
Topaz Marine SA, 8.63%, 11/01/18 (e),(f)	250,000		269,375

Total Luxembourg			2,655,225

Nigeria — 0.1%
Oil & Gas Services — 0.1%
Sea Trucks Group REG S, 9.00%, 03/26/18 (f),(i)	750,000		729,375

Total Nigeria			729,375

Singapore — 0.0%
Oil & Gas Services — 0.0%
PT Oro Negro Drilling Pte Ltd. REG S, 7.50%, 01/24/19 (f)	200,000		203,500

Total Singapore			203,500

Ukraine — 0.7%
Government Agencies — 0.7%
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	8,900,000		8,722,000

Total Ukraine			8,722,000

United States — 6.5%
Aerospace & Defense — 0.1%
Triumph Group, Inc., 5.25%, 06/01/22 (e),(f)	1,050,000		1,052,625

Casinos & Gaming — 0.3%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 11.00%, 10/01/21 (d),(e),(f)	1,500,000		1,612,500
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.38%, 05/01/22 (d),(e),(f)	1,065,000		1,080,975
CCM Merger, Inc., 9.13%, 05/01/19 (e),(f)	1,157,000		1,240,882

			3,934,357

Communications Equipment — 0.2%
Avaya, Inc., 7.00%, 04/01/19 (e),(f)	590,000		590,000
CommScope, Inc., 5.00%, 06/15/21 (d),(e),(f)	1,400,000		1,428,000

			2,018,000

Consumer Services — 0.0%
Ceridian LLC / Comdata, Inc., 8.13%, 11/15/17 (e),(f)	172,000		173,720

Containers & Packaging — 0.1%
Berry Plastics Corp., 5.50%, 05/15/22 (d),(e)	700,000		703,938

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount	Value
Entertainment Resources — 0.1%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (d),(e),(f)	$380,000	$378,100
Carlson Travel Holdings, Inc. PIK, 7.50%, 08/15/19 (e),(f)	300,000	306,000
Live Nation Entertainment, Inc., 5.38%, 06/15/22 (e),(f)	700,000	708,750

		1,392,850

Exploration & Production — 0.9%
Athlon Holdings LP / Athlon Finance Corp., 6.00%, 05/01/22 (e),(f)	355,000	367,425
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp., 9.25%, 08/15/21 (c),(d),(e)	1,500,000	1,620,000
Energy XXI Gulf Coast, Inc., 6.88%, 03/15/24 (d),(e),(f)	700,000	714,000
EXCO Resources, Inc., 8.50%, 04/15/22 (d),(e)	710,000	766,800
Gastar Exploration, Inc., 8.63%, 05/15/18 (e)	1,480,000	1,546,600
Halcon Resources Corp., 9.75%, 07/15/20 (c),(e)	440,000	480,150
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21 (e),(f)	700,000	710,500
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC, 9.25%, 06/01/21 (c),(d),(e)	1,130,000	1,243,000
Oasis Petroleum, Inc., 7.25%, 02/01/19 (c),(d),(e)	720,000	763,200
Quicksilver Resources, Inc., 11.00%, 07/01/21 (d),(e)	2,440,000	2,470,500
Rice Energy, Inc., 6.25%, 05/01/22 (d),(e),(f)	355,000	363,875

		11,046,050

Financial Services — 1.4%
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(e),(j)	18,472,000	8,439,487
3.38%, 08/01/18 (a),(e),(j)	6,000,000	2,741,280
6.25%, 08/08/16 (a),(e),(j)	4,000,000	1,840,000
National Financial Partners Corp., 9.00%, 07/15/21 (c),(e),(f)	1,000,000	1,090,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c),(e),(f)	3,095,000	3,358,075

		17,468,842

Food & Beverage — 0.1%
Cott Beverages, Inc., 5.38%, 07/01/22 (d),(e),(f)	1,380,000	1,383,450
Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 05/01/22 (e),(f)	355,000	354,112

		1,737,562

Hardware — 0.1%
Advanced Micro Devices, Inc., 7.00%, 07/01/24 (e),(f)	690,000	704,662
Sanmina Corp., 4.38%, 06/01/19 (e),(f)	700,000	699,125

		1,403,787

Health Care Facilities/Services — 0.4%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22 (e),(f)	345,000	345,863
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24 (e)	690,000	694,313
Envision Healthcare Corp., 5.13%, 07/01/22 (e),(f)	1,035,000	1,044,056
inVentiv Health, Inc., 11.00%, 08/15/18 (d),(e),(f),(g)	590,000	563,450
Kindred Healthcare, Inc., 6.38%, 04/15/22 (e),(f)	355,000	356,775
MedImpact Holdings, Inc., 10.50%, 02/01/18 (e),(f)	1,318,000	1,430,030
Tenet Healthcare Corp., 5.00%, 03/01/19 (e),(f)	690,000	699,487

		5,133,974

Media Non-Cable — 1.0%
Affinion Group, Inc., 7.88%, 12/15/18 (c),(e)	1,000,000	907,500
American Media, Inc., 11.50%, 12/15/17 (c),(e)	5,390,000	5,767,300
Clear Channel Communications, Inc., 10.00%, 01/15/18 (e),(f)	1,710,000	1,652,287
Knight Ridder, Inc.,
5.75%, 09/01/17 (c),(e)	1,500,000	1,698,750
6.88%, 03/15/29 (c),(e)	2,485,000	2,137,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount	Value
Knight Ridder, Inc. (Continued)
7.15%, 11/01/27 (e)	$14,000	$13,020
Visant Corp., 10.00%, 10/01/17 (b),(c),(d),(e)	800,000	746,000

		12,921,957

Medical Equipment/Devices — 0.1%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(e),(f)	350,000	347,375
Teleflex, Inc., 5.25%, 06/15/24 (e),(f)	500,000	505,000

		852,375

Oil & Gas Services — 0.1%
Hercules Offshore, Inc., 6.75%, 04/01/22 (d),(e),(f)	720,000	685,800
McDermott International, Inc., 8.00%, 05/01/21 (d),(e),(f)	355,000	364,762
Seventy Seven Energy, Inc., 6.50%, 07/15/22 (d),(e),(f)	345,000	353,625

		1,404,187

Pharmaceuticals — 0.2%
Endo Finance LLC & Endo Finco, Inc., 5.38%, 01/15/23 (e),(f)	1,120,000	1,118,600
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (c),(e),(f)	1,000,000	1,111,250

		2,229,850

Pipeline — 0.1%
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (c),(e),(f)	700,000	729,750

Railroad — 0.1%
Florida East Coast Holdings Corp., 9.75%, 05/01/20 (d),(e),(f)	710,000	749,938

Real Estate — 0.1%
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 05/01/24 (c),(e)	1,065,000	1,094,288

Restaurants — 0.0%
BK Capital Holding/Burge Co. GUAR REG S, 1.00%, 04/15/19 (c),(g),(k)	440,000	407,000

Retail Discretionary — 0.2%
Conn’s, Inc., 7.25%, 07/15/22 (e),(f)	1,120,000	1,122,800
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 01/15/22 (e),(f)	690,000	721,050
Group 1 Automotive, Inc., 5.00%, 06/01/22 (d),(e),(f)	1,000,000	1,000,000
Men’s Wearhouse, Inc. (The), 7.00%, 07/01/22 (d),(e),(f)	345,000	357,075

		3,200,925

Software & Services — 0.3%
First Data Holdings, Inc. PIK, 14.50%, 09/24/19 (d),(e),(f)	1,409,390	1,566,185
NeuStar, Inc., 4.50%, 01/15/23 (d),(e)	635,000	549,275
Sungard Availability Services Capital, Inc., 8.75%, 04/01/22 (c),(d),(e),(f)	1,725,000	1,604,250

		3,719,710

Transportation & Logistics — 0.1%
Seaspan Corp. Preference Shares, 6.38%, 04/30/19 (e)	56,800	1,451,240

Travel & Lodging — 0.5%
Caesars Entertainment Operating Co., Inc., 5.63%, 06/01/15 (e)	1,573,000	1,649,684
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15 (d),(e)	3,122,000	3,192,245
Marina District Finance Co., Inc., 9.88%, 08/15/18 (c),(d),(e)	750,000	791,250

		5,633,179

Total United States		80,460,104

Venezuela — 0.4%
Integrated Oil — 0.4%
Petroleos de Venezuela SA, 9.75%, 05/17/35	6,823,000	5,603,389

Total Venezuela		5,603,389

TOTAL CORPORATE BONDS & NOTES (COST $125,248,566)		127,761,559

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount		Value

Bank Loans — 1.8%
United States — 1.8%
Financial Services — 1.8%
MF Global Finance USA, Inc., 1.00%, 06/15/15 (a),(e),(i),(j)	$25,000,000		$22,036,500

Total United States			22,036,500

TOTAL BANK LOANS (COST $22,069,093)			22,036,500

FOREIGN GOVERNMENT DEBT — 2.4%
Argentina Boden Bonds, 7.00%, 10/03/15 (b)	8,372,000	ARS	8,137,584
Colombia Government International Bond, 12.00%, 10/22/15 (b)	1,710,000,000	COP	993,485
European Investment Bank, 9.00%, 03/31/21	29,750,000	ZAR	2,899,751
Hellenic Republic Government Bond, 4.75%, 04/17/19 (f)	1,850,000	EUR	2,588,227
Hungary Government Bond,
5.50%, 12/20/18	205,000,000	HUF	990,116
6.75%, 02/24/17 (b)	135,000,000	HUF	658,115
Malaysia Government Bond, 3.49%, 03/31/20	6,650,000	MYR	2,031,740
Mexican Bonos, 6.50%, 06/10/21 (b)	31,000,000	MXN	2,559,723
Peruvian Government International Bond REG S, 7.84%, 08/12/20	1,150,000	PEN	471,962
Poland Government Bond, 3.75%, 04/25/18	7,100,000	PLN	2,415,763
Russian Federal Bond – OFZ, 6.80%, 12/11/19	88,300,000	RUB	2,457,586
Thailand Government Bond, 3.63%, 06/16/23 (b)	44,000,000	THB	1,342,247
Turkey Government Bond,
9.00%, 03/08/17 (b)	3,550,000	TRY	1,708,293
10.50%, 01/15/20	1,455,000	TRY	746,867

TOTAL FOREIGN GOVERNMENT DEBT (COST $29,439,380)			30,001,459

MORTGAGE-BACKED SECURITIES — 8.0%
Cayman Islands — 0.5%
Collateralized Debt Obligation (Commercial) — 0.1%
N STAR Real Estate CDO, 5.15%, 08/25/29 (b),(e),(f),(g)	1,000,000		990,000
Pegasus Ltd., Series 2007-1A, Class A1, 0.55%, 11/25/49 (e),(f),(g),(i)	1,375,000		1,216,875

			2,206,875

Commercial Mortgage-Backed Securities — 0.4%
PFP III 2014-1 Ltd., Series 2014-1, Class D, 4.25%, 06/14/31 (e),(f),(g)	1,700,000		1,707,140
SRERS-2011 Funding Ltd., Series 2011-RS, Class A1B1, 0.40%, 05/09/46 (e),(f),(g)	3,498,441		3,319,321

			5,026,461

Total Cayman Islands			7,233,336

United States — 7.5%
Collateralized Mortgage Obligation (Residential) — 5.5%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.76%, 05/25/35 (e),(g)	2,264,733		2,242,085
Alternative Loan Trust, Series 2005-J2, Class 1A5, 0.65%, 04/25/35 (e),(g)	1,260,300		1,123,305
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (b),(e)	714,870		684,917
Banc of America Funding Trust,
Series 2006-H, Class 2A3, 2.79%, 09/20/46 (e),(g)	6,662,668		5,796,521
Series 2006-A, Class 3A2, 2.71%, 02/20/36 (e),(g)	1,277,116		1,060,007
CHL Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (e)	369,824		371,118
Citicorp Mortgage Securities, Series 2005-7, Class 1A4, 5.50%, 10/25/35 (e)	727,324		722,596
Citicorp Mortgage Securities, Series 2006-3 1A10, 6.25%, 06/25/36 (e)	3,769,802		3,807,500
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERE, 0.75%, 09/15/21 (e),(f),(g)	155,991		155,211
Federal Home Loan Mortgage Corp., Series 2013-DN2, Class M2, 4.40%, 11/25/23 (e),(g)	8,000,000		8,957,600
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35 (e),(g)	6,389,182		5,747,070
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.63%, 09/25/35 (e),(g)	528,523		511,875
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36 (e),(g)	508,479		489,412
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 5.53%, 11/25/36 (e),(g),(k)	723,771		754,821

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.66%, 07/25/35 (e),(g)	$339,245	$319,738
PHHMC Mortgage Pass Through CE PHHMC, Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (b),(e)	497,079	505,629
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (e),(g),(k)	610,767	627,808
Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A,1 5.50%, 05/25/35 (e)	621,775	636,076
US Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, 3.47%, 03/25/34 (b),(e),(f),(g)	4,239,653	4,258,307
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 3A1A, 1.04%, 09/25/46 (e),(g)	7,752,153	6,124,201
Series 2006-AR19, Class 1A, 0.86%, 01/25/47 (e),(g)	3,959,726	3,266,774
Series 2006-AR7, Class 2A, 1.10%, 07/25/46 (e),(g)	5,455,237	4,609,675
Series 2006-AR9, Class 1A, 1.12%, 08/25/46 (e),(g)	8,743,866	7,738,321
Series 2007-OA1, Class A1A, 0.82%, 02/25/47 (e),(g)	5,569,407	4,594,760
Wells Fargo Mortgage Backed Securities,
Series 2005-AR9, Class 3A2, 2.61%, 06/25/34 (b),(e),(g)	510,279	504,207
Series 2006-13, Class A5, 6.00%, 10/25/36 (b),(e)	527,146	537,952
Series 2007-12, Class A6, 5.50%, 07/25/37 (e)	367,606	378,855
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (e)	682,538	682,196
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (b),(e)	507,054	522,519

		67,731,056

Commercial Mortgage-Backed Securities — 2.0%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 3.65%, 09/15/26 (e),(f),(g)	600,000	604,320
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.90%, 08/15/26 (e),(f),(g)	1,000,000	1,003,900
COMM 2000-C1 Mortgage Trust, Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(e),(f),(g)	470,448	479,857
COMM 2014-CCRE18 Mortgage Trust, Series 2014-CR18, Class XA, 1.31%, 07/15/47 (e),(g)	44,040,000	3,708,168
Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.05%, 12/10/49 (e),(g)	1,950,000	2,043,015
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class H, 5.16%, 05/15/38 (b),(e),(f),(g)	267,123	266,990
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class G, 5.33%, 07/10/45 (e),(f),(g)	1,500,000	1,516,200
Hilton USA Trust, Series 2013-HLF, Class EFL, 3.90%, 11/05/30 (e),(f),(g)	1,000,000	1,007,300
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class AM, 5.86%, 06/12/43 (e),(g)	1,100,000	1,139,600
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class C, 5.55%, 05/15/45 (e),(g)	1,300,000	1,301,820
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AJ, 6.26%, 09/15/45 (e),(g)	1,700,000	1,818,830
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AJ SEQ, 5.48%, 02/15/40 (e)	700,000	727,720
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 5.06%, 04/15/47 (e),(f),(g)	1,680,000	1,602,216
Series 2014-C16, Class D, 4.76%, 06/15/47 (e),(f),(g)	3,080,000	2,905,364
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (e),(g)	1,600,000	1,631,520
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class AJ, 5.66%, 04/15/47 (e),(g)	1,600,000	1,664,960
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (e),(g)	1,650,000	1,711,380

		25,133,160

Total United States		92,864,216

TOTAL MORTGAGE-BACKED SECURITIES (COST $97,615,975)		100,097,552

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.4%
United States — 2.4%
Interest Only Collateralized Mortgage Obligations (Residential) — 2.1%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (e)	16,307,801	2,927,250
Series 4141, Class HI, 3.50%, 10/15/42 (e)	13,809,737	2,485,753
Series 4172, Class PI, 3.00%, 07/15/40 (e)	22,691,059	2,584,512
Series 4194, Class GI, 4.00%, 04/15/43 (e),(g)	14,110,393	2,702,140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Principal Amount	Value
Series 4257, Class IK, 4.00%, 12/15/42 (e)	$14,774,615	$3,367,135
Federal National Mortgage Association,
Series 2012-148, Class CI, 3.00%, 11/25/42 (e)	20,345,894	2,410,988
Series 2013-54, Class IN, 3.50%, 03/25/43 (e)	15,654,973	2,424,955
Series 2013-55, Class GS, 6.05%, 06/25/43 (e),(g)	27,994,834	6,133,668
Series 2013-83, Class PI, 3.00%, 10/25/41 (e)	10,101,587	1,150,571

		26,186,972

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.3%
Federal Home Loan Mortgage Corp., Series 4094, Class SK, 5.90%, 08/15/42 (e),(g)	1,584,980	364,070
Federal National Mortgage Association, Series 2013-84, Class PS, 6.00%, 11/25/42 (e),(g)	14,657,215	2,759,954
Government National Mortgage Association, Series 2010-61, Class SJ, 5.90%, 05/16/40 (e),(g)	3,853,746	566,115

		3,690,139

Total United States		29,877,111

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $29,767,649)		29,877,111

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
iShares China Large-Cap ETF	8,086	$299,506
iShares MSCI Japan ETF	79,285	954,591

TOTAL EXCHANGE-TRADED FUND (COST $1,196,243)		1,254,097

INVESTMENT IN INVESTEE FUND —2.4%
Cayman Islands — 2.4%
Glenview Capital Partners (Cayman), Ltd. (a),(i) (Cost $25,000,000)	25,000	29,449,750

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.4%
Exchange-Traded Call Options — 0.2%
American International Group, Inc. Strike Price 60.00 USD Expires 01/15/16	664	$272,240
Apple, Inc. Strike Price 93.57 USD Expires 07/19/14	288	40,320
Apple, Inc. Strike Price 93.00 USD Expires 07/25/14	179	46,719
Apple, Inc. Strike Price 92.14 USD Expires 07/25/14	432	130,464
Astrazeneca PLC Strike Price 43.00 GBP Expires 07/18/14	10	18,141
DaVita HealthCare Partners, Inc. Strike Price 70.00 USD Expires 07/19/14	53	13,780
DaVita HealthCare Partners, Inc. Strike Price 65.00 USD Expires 07/19/14	142	99,400
DAX Index Strike Price 10,200.00 EUR Expires 07/18/14	41	2,190
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	200	328,000
Yandex NV Strike Price 30.00 USD Expires 08/16/14	553	342,860
Yandex NV Strike Price 25.00 USD Expires 08/16/14	546	578,760

		1,872,874

Exchange-Traded Put Options — 0.1%
Actavis PLC Strike Price 200.00 USD Expires 07/19/14	144	5,040
CBOE SPX Volatility Index Strike Price 12.00 USD Expires 07/16/14	2,397	95,880
Euro STOXX 50 Index Strike Price 3,250.00 EUR Expires 07/18/14 (e)	25	16,329
Eurodollar Future Strike Price 98.50 USD Expires 03/14/16 (e)	98	58,187
Facebook, Inc. Strike Price 55.00 USD Expires 07/19/14	203	609
iShares MSCI Brazil Capped ETF Strike Price 47.00 USD Expires 09/20/14 (e)	159	31,005
iShares MSCI Brazil Capped ETF Strike Price 48.50 USD Expires 09/20/14 (e)	265	70,357
iShares Russell 2000 ETF Strike Price 112.00 USD Expires 07/19/14	18	468
NASDAQ 100 Stock Index Strike Price 3,795.00 USD Expires 07/19/14 (e)	2	3,140
S&P 500 Index Value Strike Price 1,925.00 USD Expires 08/01/14	95	112,389
S&P 500 Index Value Strike Price 1,800.00 USD Expires 07/19/14	139	15,985
S&P 500 Index Value Strike Price 1,860.00 USD Expires 07/03/14	104	4,680
S&P 500 Index Value Strike Price 1,750.00 USD Expires 09/30/14 (e)	151	115,515

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Contracts		Value
S&P 500 Index Value Strike Price 1,775.00 USD Expires 09/20/14	75		$60,000
S&P 500 Index Value Strike Price 1,825.00 USD Expires 09/20/14	45		54,900
Telefonica SA Strike Price 12.00 EUR Expires 07/18/14 (e)	1,300		13,351
Thyssenkrupp AG Strike Price 10.00 EUR Expires 12/19/14 (e)	1,600		16,432
Walgreen Co. Strike Price 60.00 USD Expires 01/17/15	382		45,458

			719,725

Security Description	Notional Amount		Value
FX OTC Call Options — 0.1%
EUR/USD Currency Strike Price 1.30 USD Expires 01/05/15 Counterparty JPMorgan Chase Bank, N.A.	4,208,462	EUR	$19,382
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty JPMorgan Chase Bank, N.A.	1,895,400	USD	106,209
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	800,000	USD	8,775
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	2,000,000	USD	21,937
USD/CNH Currency Strike Price 6.80 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	3,540,000	USD	17,301
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	153,058
USD/JPY Currency Strike Price 110.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	4,580,000	USD	5,254
USD/JPY Currency Strike Price 95.00 JPY Expires 12/30/14 Counterparty JPMorgan Chase Bank, N.A.	15,710,000	USD	1,010,094
USD/JPY Currency Strike Price 105.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	4,580,000	USD	27,139

			1,369,149

FX OTC Put Options — 0.0%
USD/BRL Currency Strike Price 2.40 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	550,000	USD	18,456
USD/JPY Currency Strike Price 90.00 JPY Expires 12/30/14 Counterparty Morgan Stanley Capital Services LLC	4,580,000	USD	3,281

			21,737

OTC Call Options — 0.0%
Agricultural Bank of China Strike Price 3.73 HKD Expires 07/30/14 Counterparty JPMorgan Chase Bank, N.A.	2,140,315	HKD	1,229
Pandora Media Strike Price 30.00 USD Expires 01/15/16 Counterparty Credit Suisse International	574	USD	397,236

			398,465

OTC Put Options — 0.0%
Brazil Bovespa IBOV Strike Price 48,667.55 BRL Expires 07/16/14 Counterparty Credit Suisse International	253	BRL	3,680
Brazil Bovespa IBOV Strike Price 48,392.05 BRL Expires 07/16/14 Counterparty Morgan Stanley & Co. LLC	239	BRL	2,800
Fiat SpA Strike Price 3.20 EUR Expires 12/19/14 Counterparty JPMorgan Chase Bank, N.A.	1,750,000	EUR	6,153
KOSPI 200 Index Strike Price 246.90 KRW Expires 07/10/14 Counterparty JPMorgan Chase Bank, N.A.	22,118,055	KRW	747
KOSPI 200 Index Strike Price 245.84 KRW Expires 07/10/14 Counterparty JPMorgan Chase Bank, N.A.	22,057,411	KRW	577
Financial Select Sector SPDR Fund Strike Price 21.00 USD Expires 08/15/14 Counterparty Credit Suisse International	473,284	USD	18,867
Financial Select Sector SPDR Fund Strike Price 20.50 USD Expires 08/15/14 Counterparty Credit Suisse International	215,586	USD	3,805

			36,629

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description		Value
TOTAL PURCHASED OPTIONS (PREMIUMS PAID $5,953,372)		$4,418,579

TOTAL INVESTMENTS IN SECURITIES— 73.2% (COST $864,168,348) (l)		905,289,755

TOTAL SECURITIES SOLD SHORT— (17.6)% (PROCEEDS $211,309,000)		(217,227,303)

Other Assets — 44.4% (m)		548,285,849

Net Assets — 100.0%		$1,236,348,301

* As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$864,168,348

Gross unrealized appreciation		$49,492,870
Gross unrealized depreciation		(8,371,463)

Net unrealized appreciation		$41,121,407

Security Description	Shares	Value
SECURITIES SOLD SHORT — (17.6)%
COMMON STOCK — (13.9)%
Australia — (0.0)%
Oil, Gas & Coal — (0.0)%
Samson Oil & Gas Ltd. ADR	400	$(174)

Total Australia		(174)

Belgium — (0.0)%
Consumer Products — (0.0)%
Anheuser-Busch InBev NV ADR	400	(45,976)

Total Belgium		(45,976)

Bermuda — (0.0)%
Insurance — (0.0)%
Tower Group International Ltd.	3,500	(6,300)

Transportation & Logistics — (0.0)%
Frontline Ltd.	2,200	(6,424)
Teekay Tankers Ltd. Class A	500	(2,145)

		(8,569)

Travel Lodging & Dining — (0.0)%
Belmond Ltd. Class A	3,000	(43,620)

Total Bermuda		(58,489)

Brazil — (0.1)%
Banking — (0.1)%
Banco Bradesco SA ADR	6,400	(92,928)
Itau Unibanco Holding SA ADR	24,300	(349,434)

		(442,362)

Consumer Products — (0.0)%
BRF SA ADR	1,800	(43,758)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	4,100	(39,852)

Home & Office Products — (0.0)%
Gafisa SA ADR	6,800	(20,808)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	10,700	$(45,582)

Oil, Gas & Coal — (0.0)%
Cosan Ltd. A Shares	700	(9,492)
Petroleo Brasileiro SA ADR	23,100	(337,953)

		(347,445)

Telecommunication — (0.0)%
Oi SA ADR	157,900	(135,494)

Travel Lodging & Dining — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	8,700	(47,676)

Total Brazil		(1,122,977)

British Virgin Islands — (0.0)%
Specialty Finance — (0.0)%
Altisource Residential Corp.	2,000	(52,060)

Total British Virgin Islands		(52,060)

Canada — (0.2)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	3,400	(200,192)

Asset Management — (0.0)%
Brookfield Asset Management, Inc. Class A	5,100	(224,502)

Automotive — (0.0)%
Westport Innovations, Inc.	8,600	(154,972)

Banking — (0.0)%
Toronto-Dominion Bank (The)	7,400	(380,434)

Biotechnology & Pharmaceutical — (0.0)%
Oncolytics Biotech, Inc.	300	(387)

Hardware — (0.0)%
Sierra Wireless, Inc.	300	(6,051)

Iron & Steel — (0.1)%
Turquoise Hill Resources Ltd.	180,400	(602,536)

Metals & Mining — (0.0)%
AuRico Gold, Inc.	38,900	(165,714)
McEwen Mining, Inc.	7,100	(20,448)
North American Palladium Ltd.	4,400	(1,236)
Novagold Resources, Inc.	17,100	(71,991)
Rare Element Resources Ltd.	6,700	(8,710)
Seabridge Gold, Inc.	6,100	(57,218)
Tanzanian Royalty Exploration	1,700	(3,842)
Uranium Energy Corp.	6,300	(9,828)

		(338,987)

Oil, Gas & Coal — (0.0)%
Imperial Oil Ltd.	900	(47,367)
Pengrowth Energy Corp.	16,000	(114,880)

		(162,247)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	4,300	(17,716)

Technology Services — (0.0)%
CGI Group, Inc. Class A	7,100	(251,908)

Telecommunication — (0.0)%
Telus Corp.	4,700	(175,028)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Transportation & Logistics — (0.1)%
Canadian National Railway Co.	7,700	$(500,654)

Total Canada		(3,015,614)

Cayman Islands — (0.1)%
Specialty Finance — (0.1)%
Home Loan Servicing Solutions Ltd.	29,900	(679,627)

Total Cayman Islands		(679,627)

Chile — (0.1)%
Banking — (0.0)%
Banco Santander Chile ADR	300	(7,935)

Travel Lodging & Dining — (0.1)%
Latam Airlines Group SA ADR	41,562	(557,762)

Total Chile		(565,697)

China — (0.2)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	4,200	(59,430)

Media Content — (0.1)%
Renren, Inc. ADR	4,300	(14,362)
Youku Tudou, Inc. ADR	53,000	(1,264,580)

		(1,278,942)

Oil, Gas & Coal — (0.0)%
China Petroleum & Chemical Corp. ADR	200	(19,006)
CNOOC Ltd. ADR	300	(53,787)
Yanzhou Coal Mining Co. Ltd. ADR	5,200	(38,948)

		(111,741)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	9,800	(295,666)
ReneSola Ltd. ADR	5,100	(15,045)
Yingli Green Energy Holding Co. Ltd. ADR	10,700	(40,018)

		(350,729)

Retail Discretionary — (0.1)%
E-Commerce China Dangdang, Inc. ADR	38,300	(512,454)
JD.com, Inc. ADR	100	(2,851)
LightInTheBox Holding Co. Ltd. ADR	700	(4,452)

		(519,757)

Travel Lodging & Dining — (0.0)%
China Lodging Group Ltd. ADR	300	(7,530)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	200	(9,048)

Total China		(2,337,177)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	100	(1,893)

Total Cyprus		(1,893)

Germany — (0.1)%
Institutional Financial Service — (0.1)%
Deutsche Bank AG	19,900	(700,082)

Semiconductors — (0.0)%
Aixtron SE ADR	1,900	(27,626)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Software — (0.0)%
SAP AG ADR	200	$(15,400)

Total Germany		(743,108)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	13,500	(49,680)

Total Greece		(49,680)

Hong Kong — (0.0)%
Telecommunication — (0.0)%
China Mobile Ltd. ADR	700	(34,027)

Total Hong Kong		(34,027)

India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	3,200	(149,824)
ICICI Bank Ltd. ADR	500	(24,950)

		(174,774)

Technology Services — (0.0)%
Wipro Ltd. ADR	2,100	(24,969)

Total India		(199,743)

Ireland — (0.2)%
Banking — (0.0)%
Bank of Ireland ADR	100	(1,390)

Biotechnology & Pharmaceuticals — (0.2)%
Amarin Corp. PLC ADR	129,700	(228,272)
Endo International PLC	25,300	(1,771,506)
Perrigo Co. PLC	2,656	(387,139)

		(2,386,917)

Travel Lodging & Dining — (0.0)%
Ryanair Holdings PLC ADR	300	(16,740)

Total Ireland		(2,405,047)

Israel — (0.0)%
Consumer Products — (0.0)%
SodaStream International Ltd.	6,400	(215,040)

Total Israel		(215,040)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	3,100	(370,946)

Banking — (0.0)%
Mitsubishi UFJ Financial Group, Inc. ADR	600	(3,690)

Institutional Financial Service — (0.0)%
Nomura Holdings, Inc. ADR	500	(3,515)

Telecommunication — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	400	(12,484)

Total Japan		(390,635)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
Scorpio Tankers, Inc.	21,200	(215,604)

Total Monaco		(215,604)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Netherlands — (0.2)%
Insurance — (0.0)%
ING Groep NV ADR	25,700	$(360,314)

Media Content — (0.0)%
Reed Elsevier NV ADR	100	(4,594)

Medical Equipment/Devices — (0.1)%
QIAGEN NV	49,500	(1,210,275)

Semiconductors — (0.1)%
ASML Holding NV New York Shares	5,100	(475,677)

Telecommunication — (0.0)%
VimpelCom Ltd. ADR	1,800	(15,120)

Total Netherlands		(2,065,980)

Norway — (0.0)%
Transportation & Logistics — (0.0)%
Nordic American Tankers Ltd.	56,200	(535,586)

Total Norway		(535,586)

Republic of Korea — (0.0)%
Iron & Steel — (0.0)%
POSCO ADR	3,000	(223,320)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	3,300	(60,720)

Total Republic of Korea		(284,040)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	4,103	(52,395)

Telecommunication — (0.0)%
Telefonica SA ADR	3,600	(61,776)

Total Spain		(114,171)

Sweden — (0.0)%
Hardware — (0.0)%
Neonode, Inc.	5,100	(15,963)

Total Sweden		(15,963)

Switzerland — (0.1)%
Chemicals — (0.0)%
Syngenta AG ADR	700	(52,360)

Hardware — (0.0)%
Garmin Ltd.	100	(6,090)
Logitech International SA	2,600	(33,878)

		(39,968)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	16,800	(476,616)

Insurance — (0.0)%
ACE Ltd.	300	(31,110)

Semiconductors — (0.0)%
STMicroelectronics NV	3,700	(32,893)

Total Switzerland		(632,947)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Taiwan — (0.0)%
Semiconductors — (0.0)%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,700	$(143,313)

Telecommunication — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	2,100	(67,326)

Total Taiwan		(210,639)

Turkey — (0.0)%
Telecommunication — (0.0)%
Turkcell Iletisim Hizmetleri AS ADR	100	(1,560)

Total Turkey		(1,560)

United Kingdom — (0.1)%
Banking — (0.1)%
Barclays PLC ADR	20,000	(292,200)
Lloyds Banking Group PLC ADR	2,700	(13,878)

		(306,078)

Consumer Products — (0.0)%
Diageo PLC ADR	1,400	(178,178)

Machinery — (0.0)%
CNH Industrial NV	35	(358)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	2,300	(104,052)

Total United Kingdom		(588,666)

United States — (12.5)%
Aerospace & Defense — (0.3)%
Boeing Co. (The)	22,900	(2,913,567)
Sturm Ruger & Co., Inc.	400	(23,604)
Taser International, Inc.	13,400	(178,220)

		(3,115,391)

Apparel & Textile Products — (0.1)%
Quiksilver, Inc.	7,800	(27,924)
Under Armour, Inc. Class A	18,700	(1,112,463)
Wolverine World Wide, Inc.	6,400	(166,784)

		(1,307,171)

Asset Management — (0.0)%
Carlyle Group LP (The)	543	(18,440)
Cohen & Steers, Inc.	800	(34,704)
Financial Engines, Inc.	3,000	(135,840)
Janus Capital Group, Inc.	400	(4,992)

		(193,976)

Automotive — (0.0)%
BorgWarner, Inc.	200	(13,038)
Methode Electronics, Inc.	700	(26,747)
Quantum Fuel Systems Technologies Worldwide, Inc.	8,300	(47,974)

		(87,759)

Banking — (0.5)%
Banc of California, Inc.	400	(4,360)
Bank of America Corp.	195,600	(3,006,372)
Bank of the Ozarks, Inc.	3,000	(100,350)
Citigroup, Inc.	53,400	(2,515,140)
First Financial Bankshares, Inc.	100	(3,137)
FirstMerit Corp.	22,800	(450,300)
PacWest Bancorp	7,057	(304,651)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
PNC Financial Services Group, Inc. (The)	700	$(62,335)
Sterling Bancorp	2,061	(24,732)
Umpqua Holdings Corp.	865	(15,501)
United Bankshares, Inc.	746	(24,118)

		(6,510,996)

Biotechnology & Pharmaceuticals — (1.6)%
AbbVie, Inc.	60,400	(3,408,976)
ACADIA Pharmaceuticals, Inc.	50,900	(1,149,831)
Achillion Pharmaceuticals, Inc.	7,700	(58,289)
Aegerion Pharmaceuticals, Inc.	16,400	(526,276)
Agenus, Inc.	1,100	(3,542)
Alnylam Pharmaceuticals, Inc.	5,900	(372,703)
Ampio Pharmaceuticals, Inc.	7,400	(61,790)
Anacor Pharmaceuticals, Inc.	300	(5,319)
Antares Pharma, Inc.	1,400	(3,738)
Apricus Biosciences, Inc.	100	(225)
Arena Pharmaceuticals, Inc.	45,800	(268,388)
Ariad Pharmaceuticals, Inc.	24,300	(154,791)
Array BioPharma, Inc.	200	(912)
Arrowhead Research Corp.	200	(2,862)
AVANIR Pharmaceuticals, Inc. Class A	9,400	(53,016)
Biotime, Inc.	100	(305)
Cel-Sci Corp.	100	(124)
Celldex Therapeutics, Inc.	35,500	(579,360)
Celsion Corp.	3,400	(11,798)
Chelsea Therapeutics International Ltd.	400	(2,576)
CombiMatrix Corp.	200	(429)
Coronado Biosciences, Inc.	5,500	(9,460)
CTI BioPharma Corp.	10,200	(28,662)
Cyclacel Pharmaceuticals, Inc.	5,000	(15,350)
CytRx Corp.	12,300	(51,414)
Dendreon Corp.	18,900	(43,470)
Discovery Laboratories, Inc.	600	(1,068)
Durata Therapeutics, Inc.	500	(8,515)
Dynavax Technologies Corp.	1,000	(1,600)
Eli Lilly & Co.	15,400	(957,418)
Endocyte, Inc.	2,900	(19,111)
Exelixis, Inc.	11,100	(37,629)
Galena Biopharma, Inc.	27,500	(84,150)
Halozyme Therapeutics, Inc.	5,700	(56,316)
Hospira, Inc.	39,700	(2,039,389)
Idenix Pharmaceuticals, Inc.	100	(2,410)
Idera Pharmaceuticals, Inc.	4,400	(12,760)
ImmunoGen, Inc.	600	(7,110)
Immunomedics, Inc.	2,800	(10,220)
Infinity Pharmaceuticals, Inc.	3,200	(40,768)
Inovio Pharmaceuticals, Inc.	9,000	(97,290)
Intrexon Corp.	400	(10,052)
Ironwood Pharmaceuticals, Inc.	19,300	(295,869)
Isis Pharmaceuticals, Inc.	1,900	(65,455)
Johnson & Johnson	13,400	(1,401,908)
Keryx Biopharmaceuticals, Inc.	100,300	(1,542,614)
Lexicon Pharmaceuticals, Inc.	2,300	(3,703)
MannKind Corp.	19,300	(212,107)
Merck & Co., Inc.	22,200	(1,284,270)
Merrimack Pharmaceuticals, Inc.	10,700	(78,003)
Nektar Therapeutics	1,600	(20,512)
Neuralstem, Inc.	2,000	(8,440)
Novavax, Inc.	9,300	(42,966)
Nupathe, Inc.	900	(0)
Opexa Therapeutics, Inc.	400	(664)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Orexigen Therapeutics, Inc.	24,100	$(148,938)
Organovo Holdings, Inc.	100	(835)
Peregrine Pharmaceuticals, Inc.	9,100	(17,108)
Pharmacyclics, Inc.	5,000	(448,550)
Progenics Pharmaceuticals, Inc.	1,100	(4,741)
Raptor Pharmaceutical Corp.	6,000	(69,300)
Repros Therapeutics, Inc.	6,700	(115,910)
Rexahn Pharmaceuticals, Inc.	100	(87)
Rock Creek Pharmaceuticals, Inc.	1,000	(590)
Sarepta Therapeutics, Inc.	9,800	(291,942)
Spectrum Pharmaceuticals, Inc.	9,000	(73,170)
StemCells, Inc.	200	(406)
Synergy Pharmaceuticals, Inc.	45,300	(184,371)
Synta Pharmaceuticals Corp.	7,300	(29,857)
Theravance, Inc.	3,200	(95,296)
Threshold Pharmaceuticals, Inc.	500	(1,980)
Valeant Pharmaceuticals International, Inc.	7,300	(920,676)
Vanda Pharmaceuticals, Inc.	18,000	(291,240)
Venaxis, Inc.	100	(223)
Ventrus Biosciences, Inc.	1,000	(1,310)
Vertex Pharmaceuticals, Inc.	700	(66,276)
Vivus, Inc.	4,200	(22,344)
Zoetis, Inc.	72,300	(2,333,121)

		(20,274,194)

Chemicals — (0.2)%
Amyris, Inc.	100	(373)
Axiall Corp.	12,800	(605,056)
FMC Corp.	3,600	(256,284)
Monsanto Co.	1,100	(137,214)
Rentech, Inc.	3,200	(8,288)
Sigma-Aldrich Corp.	15,900	(1,613,532)

		(2,620,747)

Construction Materials — (0.1)%
Trex Co., Inc.	48,300	(1,392,006)

Consumer Discretionary Services — (0.1)%
Advisory Board Co. (The)	400	(20,720)
Healthcare Services Group, Inc.	800	(23,552)
HMS Holdings Corp.	64,400	(1,314,404)
Odyssey Marine Exploration, Inc.	300	(504)
Rollins, Inc.	400	(12,000)
Weight Watchers International, Inc.	13,800	(278,346)

		(1,649,526)

Consumer Products — (0.3)%
Boulder Brands, Inc.	1,600	(22,688)
Clearwater Paper Corp.	7,400	(456,728)
Coca-Cola Co. (The)	1,200	(50,832)
Colgate-Palmolive Co.	32,000	(2,181,760)
Diamond Foods, Inc.	600	(16,920)
Elizabeth Arden, Inc.	1,900	(40,698)
Harbinger Group, Inc.	1,600	(20,320)
Molson Coors Brewing Co. Class B	300	(22,248)
Post Holdings, Inc.	7,700	(392,007)
Snyders-Lance, Inc.	100	(2,646)

		(3,206,847)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Distribution/Wholesale – Consumer Staples — (0.0)%
United Natural Foods, Inc.	1,000	$(65,100)

Electrical Equipment — (0.1)%
Capstone Turbine Corp.	20,800	(31,408)
InvenSense, Inc.	44,200	(1,002,898)
Revolution Lighting Technologies, Inc.	1,100	(2,530)

		(1,036,836)

Hardware — (0.5)%
3D Systems Corp.	12,400	(741,520)
Aruba Networks, Inc.	124,400	(2,179,488)
CalAmp Corp.	6,100	(132,126)
Ciena Corp.	1,100	(23,826)
Diebold, Inc.	30,600	(1,229,202)
ExOne Co. (The)	2,200	(87,164)
Extreme Networks, Inc.	1,100	(4,884)
Finisar Corp.	14,700	(290,325)
Fusion-io, Inc.	39,600	(447,480)
Gigamon, Inc.	1,400	(26,796)
Microvision, Inc.	1,900	(3,819)
Procera Networks, Inc.	3,900	(39,351)
Stratasys Ltd.	9,800	(1,113,574)
Synaptics, Inc.	1,100	(99,704)
Turtle Beach Corp.	400	(3,696)
Violin Memory, Inc.	1,800	(7,974)
Zhone Technologies, Inc.	3,900	(12,090)

		(6,443,019)

Health Care Facilities/Services — (0.6)%
Air Methods Corp.	300	(15,495)
BioScrip, Inc.	30,400	(253,536)
DaVita HealthCare Partners, Inc.	41,100	(2,972,352)
Express Scripts Holding Co.	42,800	(2,967,324)
Neostem, Inc.	14,100	(91,932)
Quest Diagnostics, Inc.	15,700	(921,433)

		(7,222,072)

Home & Office Products — (0.2)%
Beazer Homes USA, Inc.	9,400	(197,212)
Hovnanian Enterprises, Inc. Class A	66,900	(344,535)
iRobot Corp.	800	(32,760)
KB Home	13,200	(246,576)
M/I Homes, Inc.	1,500	(36,405)
Masonite International Corp.	18,500	(1,040,810)
MDC Holdings, Inc.	2,000	(60,580)
Standard Pacific Corp.	5,400	(46,440)
TRI Pointe Homes, Inc.	100	(1,572)

		(2,006,890)

Industrial Distribution — (0.0)%
Titan Machinery, Inc.	1,500	(24,690)

Institutional Financial Service — (0.6)%
FXCM, Inc. Class A	14,300	(213,928)
Goldman Sachs Group, Inc. (The)	17,900	(2,997,176)
IntercontinentalExchange Group, Inc.	3,531	(667,006)
Morgan Stanley	94,400	(3,051,952)

		(6,930,062)

Insurance — (0.3)%
Ambac Financial Group, Inc.	100	(2,731)
American Equity Investment Life Holding Co.	1,300	(31,980)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
American International Group, Inc.	39,100	$(2,134,078)
Hilltop Holdings, Inc.	100	(2,126)
Markel Corp.	300	(196,692)
Radian Group, Inc.	78,500	(1,162,585)
Torchmark Corp.	100	(8,192)

		(3,538,384)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	65,600	(522,176)
Arch Coal, Inc.	205,900	(751,535)

		(1,273,711)

Leisure Products — (0.0)%
Callaway Golf Co.	3,800	(31,616)
Winnebago Industries, Inc.	1,300	(32,734)

		(64,350)

Machinery — (0.1)%
Briggs & Stratton Corp.	26,600	(544,236)
Colfax Corp.	2,700	(201,258)
Manitowoc Co., Inc. (The)	200	(6,572)

		(752,066)

Manufactured Goods — (0.0)%
NCI Building Systems, Inc.	4,100	(79,663)
Proto Labs, Inc.	300	(24,576)
Valmont Industries, Inc.	500	(75,975)

		(180,214)

Media Content — (0.7)%
Angie’s List, Inc.	3,000	(35,820)
Bazaarvoice, Inc.	1,300	(10,257)
Brightcove, Inc.	600	(6,324)
ChannelAdvisor Corp.	100	(2,636)
Dex Media, Inc.	2,900	(32,306)
DreamWorks Animation SKG, Inc. Class A	2,800	(65,128)
Groupon, Inc.	54,900	(363,438)
HomeAway, Inc.	100	(3,482)
Liberty Media Corp.	6,100	(833,748)
Lions Gate Entertainment Corp.	1,700	(48,586)
MeetMe, Inc.	3,400	(9,248)
Millennial Media, Inc.	43,300	(216,067)
Pandora Media, Inc.	40,100	(1,182,950)
Sirius XM Holdings, Inc.	34,700	(120,062)
Trulia, Inc.	31,000	(1,468,780)
Twitter, Inc.	2,000	(81,940)
Walt Disney Co. (The)	36,200	(3,103,788)
World Wrestling Entertainment, Inc. Class A	8,300	(99,019)
Yelp, Inc.	10,200	(782,136)
Zynga, Inc. Class A	49,300	(158,253)

		(8,623,968)

Medical Equipment/Devices — (1.2)%
ABIOMED, Inc.	20,000	(502,800)
Biolase, Inc.	3,746	(8,241)
BioTelemetry, Inc.	4,300	(30,831)
Boston Scientific Corp.	149,000	(1,902,730)
Cepheid, Inc.	5,000	(239,700)
Cerus Corp.	14,700	(61,005)
CR Bard, Inc.	12,400	(1,773,324)
Cytori Therapeutics, Inc.	200	(478)
DexCom, Inc.	5,400	(214,164)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Edwards Lifesciences Corp.	8,700	$(746,808)
EnteroMedics, Inc.	500	(780)
Exact Sciences Corp.	4,100	(69,823)
Hologic, Inc.	73,900	(1,873,365)
ImmunoCellular Therapeutics Ltd.	6,400	(7,168)
Insulet Corp.	31,100	(1,233,737)
Medtronic, Inc.	29,400	(1,874,544)
Navidea Biopharmaceuticals, Inc.	11,000	(16,280)
Opko Health, Inc.	13,000	(114,920)
Rockwell Medical, Inc.	6,400	(76,736)
Sequenom, Inc.	25,900	(100,233)
Spectranetics Corp.	700	(16,016)
Stereotaxis, Inc.	1,400	(4,970)
TearLab Corp.	6,800	(33,116)
Unilife Corp.	8,200	(24,272)
Varian Medical Systems, Inc.	20,900	(1,737,626)
Waters Corp.	26,500	(2,767,660)
Zeltiq Aesthetics, Inc.	700	(10,633)

		(15,441,960)

Metals & Mining — (0.0)%
Allied Nevada Gold Corp.	92,100	(346,296)
Century Aluminum Co.	2,000	(31,360)
Gold Resource Corp.	1,800	(9,108)
Golden Star Resources Ltd.	13,700	(8,083)
Hecla Mining Co.	27,900	(96,255)
Horsehead Holding Corp.	300	(5,478)
Midway Gold Corp.	500	(450)
Molycorp, Inc.	28,900	(74,273)
Paramount Gold and Silver Corp.	4,400	(4,224)
Thompson Creek Metals Co., Inc.	4,800	(14,208)
Uranerz Energy Corp.	500	(740)

		(590,475)

Oil, Gas & Coal — (0.9)%
Alon USA Energy, Inc.	23,600	(293,584)
Alpha Natural Resources, Inc.	156,700	(581,357)
Chevron Corp.	6,200	(809,410)
Clean Energy Fuels Corp.	3,100	(36,332)
Cobalt International Energy, Inc.	89,900	(1,649,665)
Comstock Resources, Inc.	39,600	(1,142,064)
Delek US Holdings, Inc.	900	(25,407)
Emerald Oil, Inc.	76,700	(586,755)
Enbridge Energy Management LLC	1	(35)
Endeavour International Corp.	18,400	(25,208)
EXCO Resources, Inc.	110,400	(650,256)
Exxon Mobil Corp.	29,700	(2,990,196)
Forest Oil Corp.	3,000	(6,840)
FX Energy, Inc.	2,400	(8,664)
Gastar Exploration, Inc.	1,400	(12,194)
Goodrich Petroleum Corp.	4,500	(124,200)
Gulfport Energy Corp.	400	(25,120)
Halcon Resources Corp.	130,600	(952,074)
LinnCo LLC	1	(31)
Midstates Petroleum Co., Inc.	29,200	(211,116)
Peabody Energy Corp.	300	(4,905)
PetroQuest Energy, Inc.	500	(3,760)
Quicksilver Resources, Inc.	51,700	(138,039)
Resolute Energy Corp.	7,100	(61,344)
Sanchez Energy Corp.	700	(26,313)
SandRidge Energy, Inc.	800	(5,720)
Stone Energy Corp.	400	(18,716)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Synergy Resources Corp.	300	$(3,975)
W&T Offshore, Inc.	3,000	(49,110)
Walter Energy, Inc.	83,000	(452,350)
ZaZa Energy Corp.	200	(176)

		(10,894,916)

Real Estate Investment Trusts (REITs) — (0.5)%
American Realty Capital Properties, Inc.	239,860	(3,005,446)
Ashford Hospitality Trust, Inc.	6,000	(69,240)
Campus Crest Communities, Inc.	31,700	(274,522)
Chatham Lodging Trust	3,000	(65,700)
Digital Realty Trust, Inc.	16,300	(950,616)
Gramercy Property Trust, Inc.	2,300	(13,915)
Pebblebrook Hotel Trust	100	(3,696)
Realty Income Corp.	31,200	(1,385,904)
Summit Hotel Properties, Inc.	16,600	(175,960)
Washington Real Estate Investment Trust	2,400	(62,352)

		(6,007,351)

Real Estate Operation & Services — (0.0)%
Kennedy-Wilson Holdings, Inc.	800	(21,456)

Renewable Energy — (0.1)%
FuelCell Energy, Inc.	18,100	(43,440)
Gevo, Inc.	2,100	(1,806)
KiOR, Inc. Class A	5,600	(2,017)
Ocean Power Technologies, Inc.	300	(492)
Pacific Ethanol, Inc.	9,400	(143,726)
Plug Power, Inc.	19,800	(92,664)
Silver Spring Networks, Inc.	500	(6,665)
SolarCity Corp.	10,800	(762,480)
Solazyme, Inc.	21,100	(248,558)
Uni-Pixel, Inc.	3,900	(31,356)

		(1,333,204)

Retail Discretionary — (0.4)%
Aeropostale, Inc.	50,500	(176,245)
Amazon.com, Inc.	1,100	(357,258)
American Apparel, Inc.	7,100	(6,390)
Avis Budget Group, Inc.	8,686	(518,467)
bebe stores, Inc.	9,700	(29,585)
Blyth, Inc.	900	(7,002)
Bon-Ton Stores, Inc. (The)	8,600	(88,666)
Cabela’s, Inc.	39,300	(2,452,320)
CarMax, Inc.	5,200	(270,452)
Francesca’s Holdings Corp.	10,300	(151,822)
Lithia Motors, Inc. Class A	1,400	(131,698)
MarineMax, Inc.	500	(8,370)
Men’s Wearhouse, Inc. (The)	1,500	(83,700)
Office Depot, Inc.	56,603	(322,071)
PHH Corp.	7,300	(167,754)
RadioShack Corp.	9,000	(8,918)
Sears Holdings Corp.	10,500	(419,580)
Tile Shop Holdings, Inc.	3,400	(51,986)

		(5,252,284)

Retail Staples — (0.1)%
Casey’s General Stores, Inc.	200	(14,058)
CST Brands, Inc.	30,400	(1,048,800)
Fairway Group Holdings Corp.	600	(3,990)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Nutrisystem, Inc.	5,000	$(85,550)
Roundy’s, Inc.	29,500	(162,545)

		(1,314,943)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.	5,400	(22,626)
ANADIGICS, Inc.	300	(243)
Applied Micro Circuits Corp.	10,200	(110,262)
Cavium, Inc.	100	(4,966)
Cypress Semiconductor Corp.	24,300	(265,113)
GT Advanced Technologies, Inc.	46,400	(863,040)
Mattson Technology, Inc.	1,000	(2,190)
Oclaro, Inc.	100	(220)
Parkervision, Inc.	2,500	(3,700)
Pixelworks, Inc.	2,500	(18,925)
QuickLogic Corp.	1,800	(9,306)
Rubicon Technology, Inc.	4,800	(42,000)

		(1,342,591)

Software — (0.6)%
athenahealth, Inc.	600	(75,078)
BroadSoft, Inc.	400	(10,556)
Concur Technologies, Inc.	800	(74,672)
Cornerstone OnDemand, Inc.	1,800	(82,836)
Dealertrack Technologies, Inc.	31,400	(1,423,676)
FireEye, Inc.	26,700	(1,082,685)
Glu Mobile, Inc.	52,400	(262,000)
Imperva, Inc.	2,800	(73,304)
inContact, Inc.	300	(2,757)
Interactive Intelligence Group, Inc.	100	(5,613)
Jive Software, Inc.	9,900	(84,249)
KEYW Holding Corp. (The)	1,100	(13,827)
Merge Healthcare, Inc.	500	(1,135)
Mitek Systems, Inc.	4,000	(13,320)
Oracle Corp.	63,900	(2,589,867)
Qlik Technologies, Inc.	800	(18,096)
Rally Software Development Corp.	1,600	(17,424)
ServiceNow, Inc.	12,100	(749,716)
Splunk, Inc.	3,400	(188,122)
Synchronoss Technologies, Inc.	19,300	(674,728)
Tangoe, Inc.	5,700	(85,842)
Textura Corp.	1,800	(42,552)
VirnetX Holding Corp.	1,900	(33,459)
Vringo, Inc.	51,600	(176,472)

		(7,781,986)

Specialty Finance — (0.9)%
Acacia Research Corp.	4,600	(81,650)
Ally Financial, Inc.	2,400	(57,384)
American Express Co.	9,600	(910,752)
Ares Commercial Real Estate Corp.	11,100	(137,751)
ARMOUR Residential REIT, Inc.	79,000	(342,070)
CAI International, Inc.	2,800	(61,628)
Capital One Financial Corp.	100	(8,260)
CIT Group, Inc.	28,800	(1,317,888)
CYS Investments, Inc.	51,600	(465,432)
Ellie Mae, Inc.	3,200	(99,616)
Fidelity National Financial, Inc. Class A	1,700	(55,692)
Flagstar Bancorp, Inc.	300	(5,430)
Higher One Holdings, Inc.	800	(3,048)
Invesco Mortgage Capital, Inc.	100	(1,736)
Leucadia National Corp.	75,100	(1,969,122)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Medley Capital Corp.	33,200	$(433,592)
MGIC Investment Corp.	70,500	(651,420)
Nationstar Mortgage Holdings, Inc.	6,200	(225,060)
Navient Corp.	6,400	(113,344)
Ocwen Financial Corp.	17,500	(649,250)
Portfolio Recovery Associates, Inc.	26,145	(1,556,412)
RAIT Financial Trust	5,600	(46,312)
Redwood Trust, Inc.	4,000	(77,880)
WageWorks, Inc.	1,700	(81,957)
Walter Investment Management Corp.	26,800	(798,104)
Western Asset Mortgage Capital Corp.	28,835	(408,592)

		(10,559,382)

Technology Services — (0.1)%
Bottomline Technologies de, Inc.	13,800	(412,896)
Cyan, Inc.	200	(806)
Engility Holdings, Inc.	1,200	(45,912)
MarketAxess Holdings, Inc.	400	(21,624)
Medidata Solutions, Inc.	5,700	(244,017)
ServiceSource International, Inc.	2,100	(12,180)
Spherix, Inc.	100	(179)

		(737,614)

Telecommunications — (0.1)%
Akamai Technologies, Inc.	1,400	(85,484)
DigitalGlobe, Inc.	42,200	(1,173,160)
EarthLink Holdings Corp.	7,300	(27,156)
Gogo, Inc.	300	(5,868)
Iridium Communications, Inc.	3,100	(26,226)
NII Holdings, Inc.	16,200	(8,910)
RingCentral, Inc. Class A	700	(10,591)
Sprint Corp.	34,300	(292,579)

		(1,629,974)

Transportation & Logistics — (0.1)%
Baltic Trading Ltd.	22,500	(134,550)
Genesee & Wyoming, Inc. Class A	1,600	(168,000)
XPO Logistics, Inc.	16,400	(469,368)
YRC Worldwide, Inc.	6,200	(174,282)

		(946,200)

Transportation Equipment — (0.3)%
Navistar International Corp.	200	(7,496)
Trinity Industries, Inc.	71,600	(3,130,352)

		(3,137,848)

Travel Lodging & Dining — (0.4)%
Boyd Gaming Corp.	30,500	(369,965)
Caesars Entertainment Corp.	3,600	(65,088)
Churchill Downs, Inc.	500	(45,055)
Dunkin’ Brands Group, Inc.	45,200	(2,070,612)
Marriott International, Inc. Class A	15,600	(999,960)
Scientific Games Corp. Class A	7,400	(82,288)
Sonic Corp.	54,000	(1,192,320)

		(4,825,288)

Utilities — (0.3)%
ALLETE, Inc.	1,200	(61,620)
Atlantic Power Corp.	54,400	(223,040)
Duke Energy Corp.	8,400	(623,196)
Exelon Corp.	13,800	(503,424)
Great Plains Energy, Inc.	3,800	(102,106)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Security Description	Shares	Value
Hawaiian Electric Industries, Inc.	71,800	$(1,817,976)
ITC Holdings Corp.	100	(3,648)
Laclede Group, Inc. (The)	100	(4,855)
NiSource, Inc.	2,100	(82,614)
NRG Energy, Inc.	21,100	(784,920)
NRG Yield, Inc. Class A	100	(5,205)

		(4,212,604)

Waste & Environmental Service Equipment & Facility — (0.0)%
CLARCOR, Inc.	300	(18,555)
Nuverra Environmental Solutions, Inc.	7,770	(156,255)

		(174,810)

Total United States		(154,724,861)

TOTAL COMMON STOCK (PROCEEDS $167,305,897)		(171,306,981)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.3)%
United States — (0.3)%
Apparel & Textile Products — (0.1)%
William Carter Co. (The), 5.25%, 08/15/21 (f)	$850,000	$(894,625)

Consumer Products — (0.0)%
Sun Products Corp. (The), 7.75%, 03/15/21 (f)	700,000	(616,000)

Food & Beverage — (0.1)%
Constellation Brands, Inc., 3.75%, 05/01/21	900,000	(900,000)

Pipeline — (0.1)%
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 07/15/23	1,287,000	(1,325,610)

Retail Discretionary — (0.0)%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 05/20/22	500,000	(558,750)

Total United States		(4,294,985)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $4,040,376)		(4,294,985)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (3.4)%
Alerian MLP ETF	20,709	$(393,471)
Consumer Staples Select Sector SPDR Fund	11,127	(496,487)
Financial Select Sector SPDR Fund	257,289	(5,850,752)
Health Care Select Sector SPDR Fund	53,108	(3,230,560)
Industrial Select Sector SPDR Fund	16,453	(889,449)
iShares iBoxx $ Investment Grade Corporate Bond ETF	32,024	(3,819,182)
iShares MSCI Frontier 100 ETF	14,700	(530,229)
iShares Nasdaq Biotechnology ETF	6,112	(1,570,967)
iShares Russell 2000 ETF	58,946	(7,003,374)
Powershares QQQ Trust Series 1	8,900	(835,799)
SPDR S&P 500 ETF Trust	8,200	(1,604,904)
SPDR S&P Regional Banking ETF	169,890	(6,849,965)
Vanguard FTSE Developed Markets ETF	200,756	(8,550,198)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $39,962,727)		(41,625,337)

TOTAL SECURITIES SOLD SHORT — (17.6)% (PROCEEDS $211,309,000)		$(217,227,303)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is earmarked to cover obligations related to derivative financial instruments and other financial instruments.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933.
(g)	Variable/floating interest rate security. Rate presented is as of June 30, 2014.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security considered illiquid.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2014. Maturity date presented is the ultimate maturity.
(l)	Also represents cost for federal tax purposes.
(m)	Assets, other than investments in securities, net of other liabilities. A significant portion of this balance represents cash collateral for derivatives.
(n)	Security is perpetual in nature and has no stated maturity.

Options Written Contracts Outstanding as of June 30, 2014:

Exchange-Traded Call Options Written	Strike Price	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Apple, Inc.	97.00 USD	07/25/14	358	$(24,642)	$(39,380)	$(14,738)
Apple, Inc.	96.00 USD	07/25/14	864	(67,172)	(121,824)	(54,652)
DaVita HealthCare Partners, Inc.	70.00 USD	07/19/14	337	(89,761)	(87,620)	2,141
Facebook, Inc.	75.00 USD	07/19/14	203	(7,892)	(3,248)	4,644
Google, Inc.	585.00 USD	07/19/14	5	(3,806)	(7,320)	(3,514)
Salix Pharmaceuticals Ltd.	120.00 USD	07/19/14	21	(8,550)	(19,950)	(11,400)

				$(201,823)	$(279,342)	$(77,519)

Exchange-Traded Put Options Written	Strike Price	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Astrazeneca PLC	43.00 GBP	07/18/14	17	$(26,742)	$(17,602)	$9,140
Eurodollar Future	97.75 USD	03/14/16	98	(21,726)	(22,050)	(324)
S&P 500 Index	1,625.00 USD	09/20/14	45	(28,904)	(9,000)	19,904
S&P 500 Index	1,550.00 USD	09/20/14	24	(48,000)	(3,360)	44,640
S&P 500 Index	1,600.00 USD	09/20/14	51	(71,400)	(10,455)	60,945

				$(196,772)	$(62,467)	$134,305

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	550,000 USD	$(35,530)	$(30,819)	$4,711
USD/CNH Currency	JPMorgan Chase Bank, N.A.	6.80 CNH	11/05/15	9,340,000 USD	(57,348)	(45,646)	11,702
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	800,000 USD	(4,880)	(3,910)	970
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	2,000,000 USD	(10,410)	(9,774)	636

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	2,720,000 USD	$(50,578)	$(44,574)	$6,004
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/05/15	820,000 USD	(10,820)	(8,994)	1,826
USD/JPY Currency	JPMorgan Chase Bank, N.A.	110.00 JPY	12/30/14	15,710,000 USD	(297,705)	(18,021)	279,684
USD/JPY Currency	Morgan Stanley Capital Services LLC	95.00 JPY	12/30/14	4,580,000 USD	(328,157)	(294,477)	33,680
USD/JPY Currency	JPMorgan Chase Bank, N.A.	105.00 JPY	12/30/14	15,710,000 USD	(500,049)	(93,090)	406,959

					$(1,295,477)	$(549,305)	$746,172

FX OTC Put Options Written
USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.40 BRL	12/31/15	1,895,400 USD	$(55,558)	$(63,603)	$(8,045)
USD/JPY Currency	JPMorgan Chase Bank, N.A.	90.00 JPY	12/30/14	15,710,000 USD	(362,901)	(11,254)	351,647

					$(418,459)	$(74,857)	$343,602

OTC Call Options Written
Pandora Media	Credit Suisse International	50.00 USD	01/15/16	574 USD	$(76,748)	$(115,656)	$(38,908)

OTC Put Options Written
Brazil Bovespa IBOV	Credit Suisse International	40,983.20 BRL	07/16/14	253 BRL	$(11,360)	$(8)	$11,352
Brazil Bovespa IBOV	Morgan Stanley & Co., LLC	40,751.20 BRL	07/16/14	239 BRL	(10,540)	(6)	10,534
Financial Select Sector SPDR Fund	Credit Suisse International	19.00 USD	08/15/14	473,284 USD	(59,161)	(583)	58,578
Financial Select Sector SPDR Fund	Credit Suisse International	18.25 USD	08/15/14	215,586 USD	(15,091)	(64)	15,027

					$(96,152)	$(661)	$95,491

Total Options Written Outstanding					$(2,285,431)	$(1,082,288)	$1,203,143

Reverse Repurchase Agreement Outstanding as of June 30, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	1.90%	06/09/14	07/07/14	$3,719,000	$3,723,320
Credit Suisse Securities (USA) LLC	1.90%	06/09/14	07/07/14	16,405,000	16,424,058
Credit Suisse Securities (Europe) Limited	0.55%	06/23/14	07/02/14	5,000,000	5,000,611

Total Reverse Repurchase Agreements Outstanding				$25,124,000	$25,147,989

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Futures Contracts Outstanding at June 30, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90-Day Bank Bill	175	ASX	175,000,000 AUD	09/10/15	$159,376
90-Day Euro	1,971	CME	492,750,000 USD	03/16/15	(73,652)
90-Day Sterling	771	NYSE-LIFFE	96,375,000 GBP	06/17/15	(349,538)
CAC40 10 Euro	190	Eurex	1,900 EUR	07/18/14	(289,226)
Canada 10-Year Bond	271	TSX	27,100,000 CAD	09/19/14	292,403
Cocoa	158	CME	1,580 USD	09/15/14	67,297
Cotton No. 2	70	CME	3,500,000 USD	12/08/14	(117,756)
Corn	88	CME	440,000 USD	09/12/14	(63,249)
Euro-BTP	519	Eurex	51,900,000 EUR	09/08/14	1,718,387
Euro-Oat	391	Eurex	39,100,000 EUR	09/08/14	1,153,600
FTSE/JSE Top 40	142	Safex	1,420 ZAR	09/18/14	8,690
Gold 100 OZ	22	CME	2,200 USD	08/27/14	65,110
Hang Seng Index	56	SEHK	2,800 HKD	07/30/14	112,640
IBEX 35 Index	64	Eurex	640 EUR	07/18/14	(65,515)
Long Gilt	6	NYSE-LIFFE	600,000 GBP	09/26/14	(8,327)
Mex Bolsa Index	111	BMV	1,110 MXN	09/19/14	7,153
Natural Gas	44	CME	440,000 USD	07/29/14	(110,041)
RBOB Gasoline	31	CME	1,302,000 USD	07/31/14	(24,613)
S&P 500 E-Mini Index	33	CME	1,650 USD	09/19/14	38,381
S&P/TSX 60 Index	50	TSX	10,000 CAD	09/18/14	64,434
SGX CNX Nifty	450	CME	900 USD	07/31/14	(15,435)
Soybean	45	CME	225,000 USD	11/14/14	(99,242)
Soybean Oil	100	CME	6,000,000 USD	12/12/14	(32,774)
Soybean Meal	131	CME	13,100 USD	12/12/14	(265,572)
SPI 200	113	ASX	2,825 AUD	09/18/14	(16,468)
Sugar 11	116	CME	12,992,000 USD	09/30/14	34,751
Topix Index	7	TSE	70,000 JPY	09/11/14	19,894
U.S. Treasury 10-Year Note	134	CME	13,400,000 USD	09/19/14	48,073
Wheat	65	CME	325,000 USD	09/12/14	(41,942)

					$2,216,839

Short Futures
3 Month Euro	1,537	NYSE-LIFFE	384,250,000 CHF	06/15/15	$(20,346)
3 Month Euribor	1,041	NYSE-LIFFE	260,250,000 EUR	06/15/15	(565,685)
90 Day Eurodollar	2	CME	500,000 USD	03/16/20	(530)
90 Day Eurodollar	2	CME	500,000 USD	06/15/20	(505)
90 Day Eurodollar	3	CME	750,000 USD	09/16/19	(833)
90 Day Eurodollar	38	CME	9,500,000 USD	09/15/14	(5,222)
90 Day Eurodollar	18	CME	4,500,000 USD	09/14/15	(327)
90 Day Eurodollar	47	CME	11,750,000 USD	12/15/14	(3,708)
90 Day Eurodollar	24	CME	6,000,000 USD	03/16/15	(5,074)
90 Day Eurodollar	23	CME	5,750,000 USD	06/15/15	(2,421)
90 Day Eurodollar	1	CME	250,000 USD	03/18/19	(315)
90 Day Eurodollar	10	CME	2,500,000 USD	12/14/15	(1,172)
90 Day Eurodollar	2	CME	500,000 USD	03/19/18	(730)
90 Day Eurodollar	2	CME	500,000 USD	06/18/18	(693)
90 Day Eurodollar	2	CME	500,000 USD	09/17/18	(655)
90 Day Eurodollar	1	CME	250,000 USD	12/17/18	(328)
90 Day Eurodollar	1	CME	250,000 USD	06/17/19	(290)
90 Day Eurodollar	2	CME	500,000 USD	12/16/19	(530)
90 Day Eurodollar	10	CME	2,500,000 USD	03/14/16	(150)
90 Day Eurodollar	10	CME	2,500,000 USD	06/13/16	(1)
90 Day Eurodollar	10	CME	2,500,000 USD	09/19/16	(438)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
90 Day Eurodollar	5	CME	1,250,000 USD	03/13/17	$(2,075)
90 Day Eurodollar	4	CME	1,000,000 USD	12/19/16	(1,510)
90 Day Eurodollar	2	CME	500,000 USD	12/18/17	(780)
90 Day Eurodollar	2	CME	500,000 USD	06/19/17	(755)
90 Day Eurodollar	2	CME	500,000 USD	09/18/17	(780)
Australia 10-Year Bond	520	ASX	52,00,000 AUD	09/15/14	(1,135,340)
Banker’s Acceptance	1,460	TSX	365,000,000 CAD	09/14/15	64,746
Brent Crude	40	NYMEX	40,000 USD	07/16/14	(146,228)
CBOE VIX	624	CME	624,000 USD	08/19/14	491,813
Copper	62	CME	1,550,000 USD	09/26/14	(227,801)
DAX Index	17	Eurex	425 EUR	09/19/14	27,900
DAX Index	8	Eurex	200 EUR	09/19/14	24,558
EuroBund	479	Eurex	47,900,000 EUR	09/08/14	(1,120,822)
Euro Stoxx 50	180	Eurex	1,800 EUR	09/19/14	68,707
Euro Stoxx 50	554	Eurex	5,540 EUR	09/19/14	316,034
Euro Stoxx 50	2,116	Eurex	21,160 EUR	09/19/14	2,316,280
FTSE 100 Index	17	NYSE-LIFFE	170 GBP	09/19/14	5,084
FTSE 100 Index	101	NYSE-LIFFE	1,010 GBP	09/19/14	13,612
FTSE/MIB Index	39	Eurex	195 EUR	09/19/14	179,343
Gas Oil	147	CME	14,700 USD	08/12/14	313,032
Japan 10-Year Bond	80	TSE	8,000,000,000 JPY	09/10/14	(350,170)
Lean Hogs	104	CME	4,160,000 USD	08/14/14	(229,699)
Live Cattle	182	CME	7,280,000 USD	08/29/14	(840,307)
NASDAQ 100 E-Mini	106	CME	2,120 USD	09/19/14	(99,912)
Nikkei 225	12	TSE	12,000 JPY	09/11/14	2,116
NY Harbor ULSD	22	CME	924,000 USD	07/31/14	56,192
OMXS30 Index	328	STO	32,800 SEK	07/18/14	47,100
TOPIX Index	201	TSE	2,010,000 JPY	09/11/14	(381,534)
S&P 500 E-Mini Index	675	CME	33,750 USD	09/19/14	(622,523)
S&P 500 E-Mini Index	35	CME	1,750 USD	09/19/14	(29,057)
Silver	38	CME	190,000 USD	09/26/14	(239,006)
Swiss Market IX	187	Eurex	1,870 CHF	09/19/14	278,382
U.S. Treasury 10-Year Note	43	CME	4,300,000 USD	09/19/14	(32,673)

					$(1,866,026)

Total Futures Contracts Outstanding					$350,813

Foreign Currency Exchange Contracts Outstanding at June 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,941,000	MXN	16,790,169	JPMorgan Chase Bank, N.A.	09/12/14	$16,364
BRL	1,372,380	USD	600,000	State Street Bank and Trust Company	07/02/14	21,127
BRL	4,450,000	USD	2,000,000	State Street Bank and Trust Company	07/02/14	14,030
BRL	5,844,515	USD	2,342,961	Morgan Stanley Capital Services LLC	07/29/14	281,949
BRL	26,332,000	USD	11,893,406	State Street Bank and Trust Company	07/02/14	24,223
CHF	1,387,711	EUR	1,140,000	Morgan Stanley & Co., LLC	09/17/14	4,423
CHF	115,616	USD	128,643	Morgan Stanley & Co., LLC	09/17/14	1,816
CHF	295,389	USD	328,542	Morgan Stanley & Co., LLC	09/17/14	4,771
CHF	1,566,890	USD	1,747,500	Morgan Stanley & Co., LLC	09/30/14	20,767
CHF	47,775	USD	53,561	Morgan Stanley & Co., LLC	09/30/14	354
CLP	56,475,000	USD	100,000	Morgan Stanley & Co., LLC	09/17/14	1,307
CNY	12,382,000	USD	2,000,000	JPMorgan Chase Bank, N.A.	10/08/14	4,462
CNY	1,544,375	USD	250,000	JPMorgan Chase Bank, N.A.	10/08/14	11
DKK	10,050,210	EUR	1,347,877	JPMorgan Chase Bank, N.A.	09/17/14	449
EUR	4,370,000	CHF	5,327,161	JPMorgan Chase Bank, N.A.	09/17/14	(25,536)
EUR	390,000	DKK	2,907,575	Morgan Stanley & Co., LLC	09/17/14	(58)
EUR	1,300,000	GBP	1,043,133	Morgan Stanley & Co., LLC	09/17/14	(3,492)
EUR	650,000	NOK	5,339,185	Morgan Stanley & Co., LLC	09/17/14	22,387

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	750,000	SEK	6,773,243	Morgan Stanley & Co., LLC	09/17/14	$14,342
EUR	112,461	USD	152,348	Morgan Stanley & Co., LLC	09/17/14	1,689
EUR	326,408	USD	442,254	Morgan Stanley & Co., LLC	09/17/14	4,826
EUR	2,594,693	USD	3,531,644	Morgan Stanley Capital Services LLC	07/23/14	21,551
GBP	3,563,912	EUR	4,375,783	JPMorgan Chase Bank, N.A.	09/17/14	101,958
GBP	52,344	USD	87,980	Morgan Stanley & Co., LLC	09/17/14	1,544
GBP	44,643	USD	76,026	Morgan Stanley & Co., LLC	09/30/14	319
GBP	25,978,000	USD	43,722,896	State Street Bank and Trust Company	09/17/14	707,921
HKD	5,797,277	USD	748,012	Morgan Stanley & Co., LLC	09/17/14	(315)
HKD	2,252,401	USD	290,620	Morgan Stanley & Co., LLC	09/17/14	(119)
ILS	83,590,000	USD	24,188,461	State Street Bank and Trust Company	09/17/14	160,682
INR	35,413,924	USD	595,000	JPMorgan Chase Bank, N.A.	08/27/14	(10,583)
INR	70,531,300	USD	1,190,000	JPMorgan Chase Bank, N.A.	08/27/14	(26,061)
JPY	195,138,000	USD	19,607,080	State Street Bank and Trust Company	09/17/14	98,157
JPY	20,003,777	USD	195,583	Morgan Stanley & Co., LLC	09/17/14	1,987
JPY	52,415,772	USD	514,172	Morgan Stanley & Co., LLC	09/17/14	3,519
JPY	24,178,729	USD	238,073	Morgan Stanley & Co., LLC	09/17/14	731
JPY	28,578,032	USD	280,000	Morgan Stanley & Co., LLC	07/01/14	2,099
JPY	5,927,950	USD	58,213	Morgan Stanley & Co., LLC	09/30/14	341
JPY	67,110,927	USD	659,159	Morgan Stanley & Co., LLC	09/17/14	3,671
JPY	44,397,118	USD	436,866	Morgan Stanley & Co., LLC	09/17/14	1,627
JPY	67,843,544	USD	667,095	Morgan Stanley & Co., LLC	07/01/14	2,601
JPY	45,052,085	USD	444,441	Morgan Stanley & Co., LLC	09/17/14	522
JPY	44,093,080	USD	435,178	Morgan Stanley & Co., LLC	09/17/14	313
KRW	466,763,280	USD	457,033	Morgan Stanley & Co., LLC	09/17/14	2,900
KRW	14,611,228,000	USD	14,297,274	State Street Bank and Trust Company	09/17/14	100,152
MXN	20,232,522	USD	1,548,901	JPMorgan Chase Bank, N.A.	09/17/14	2,500
MXN	332,205,000	USD	25,433,130	State Street Bank and Trust Company	09/17/14	39,881
MYR	1,329,343	USD	410,000	JPMorgan Chase Bank, N.A.	09/17/14	2,763
NGN	172,200,000	USD	1,000,000	JPMorgan Chase Bank, N.A.	09/18/14	40,222
NGN	256,650,000	USD	1,500,000	JPMorgan Chase Bank, N.A.	09/22/14	48,619
NGN	1,230,250,000	USD	7,400,000	JPMorgan Chase Bank, N.A.	09/30/14	6,608
NOK	18,239,435	EUR	2,228,795	JPMorgan Chase Bank, N.A.	09/17/14	(87,844)
PHP	5,876,550	USD	130,185	JPMorgan Chase Bank, N.A.	08/20/14	4,506
PHP	5,876,550	USD	131,276	JPMorgan Chase Bank, N.A.	10/27/14	3,346
PLN	35,109,000	USD	11,510,053	State Street Bank and Trust Company	09/17/14	(4,281)
RUB	14,403,300	USD	410,000	JPMorgan Chase Bank, N.A.	08/28/14	9,140
SEK	19,434,974	EUR	2,135,714	JPMorgan Chase Bank, N.A.	09/17/14	(18,803)
SEK	3,890,000	EUR	431,788	Morgan Stanley & Co., LLC	09/17/14	(9,673)
SEK	83,738,000	USD	12,501,288	State Street Bank and Trust Company	09/17/14	21,621
SGD	2,475,600	USD	1,974,856	JPMorgan Chase Bank, N.A.	09/17/14	10,604
TRY	3,500,000	ZAR	17,327,083	JPMorgan Chase Bank, N.A.	07/16/14	21,392
TRY	8,564,000	USD	3,980,849	State Street Bank and Trust Company	09/17/14	(1,681)
ZAR	18,075,160	USD	1,658,727	JPMorgan Chase Bank, N.A.	09/17/14	19,359
ZAR	125,331,000	USD	11,559,021	State Street Bank and Trust Company	09/17/14	76,622
USD	36,574,141	AUD	39,062,000	State Street Bank and Trust Company	09/17/14	(59,321)
USD	500,000	BRL	1,121,500	State Street Bank and Trust Company	07/02/14	(7,581)
USD	900,000	BRL	2,045,700	State Street Bank and Trust Company	07/02/14	(25,866)
USD	2,000,000	BRL	4,529,500	State Street Bank and Trust Company	09/03/14	(13,836)
USD	1,200,000	BRL	2,843,760	State Street Bank and Trust Company	07/02/14	(87,060)
USD	8,877,299	BRL	19,999,000	State Street Bank and Trust Company	07/02/14	(174,071)
USD	11,784,819	BRL	26,332,000	State Street Bank and Trust Company	08/04/14	(21,400)
USD	2,771,918	BRL	6,333,000	State Street Bank and Trust Company	07/02/14	(94,342)
USD	14,870,859	CAD	16,176,000	State Street Bank and Trust Company	09/17/14	(260,120)
USD	8,544,324	CHF	7,671,000	State Street Bank and Trust Company	09/17/14	(111,540)
USD	4,616,874	CHF	4,150,640	Morgan Stanley & Co., LLC	09/30/14	(67,208)
USD	1,653,015	CHF	1,484,242	Morgan Stanley & Co., LLC	09/17/14	(21,786)
USD	15,274	CHF	13,650	Morgan Stanley & Co., LLC	09/30/14	(130)
USD	376,954	CHF	336,119	Morgan Stanley & Co., LLC	09/17/14	(2,318)
USD	335,921	CLP	188,552,535	Morgan Stanley & Co., LLC	09/17/14	(2,311)
USD	57,976,960	CZK	1,172,097,000	State Street Bank and Trust Company	09/17/14	(547,200)
USD	10,182,396	EUR	7,512,000	State Street Bank and Trust Company	09/17/14	(106,755)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,983,598	EUR	5,153,757	Morgan Stanley & Co., LLC	09/17/14	$(75,478)
USD	2,632,669	EUR	1,930,902	Morgan Stanley & Co., LLC	09/17/14	(12,078)
USD	3,534,364	EUR	2,594,693	Morgan Stanley Capital Services LLC	07/23/14	(18,831)
USD	2,628,316	EUR	1,919,172	Morgan Stanley Capital Services LLC	08/04/14	66
USD	312,023	GBP	185,937	Morgan Stanley & Co., LLC	09/30/14	(5,952)
USD	229,242	GBP	135,156	Morgan Stanley & Co., LLC	09/30/14	(1,891)
USD	3,007,919	HKD	23,313,963	Morgan Stanley & Co., LLC	09/17/14	1,029
USD	1,487	HKD	11,525	Morgan Stanley & Co., LLC	09/17/14	—
USD	1,006,367	HKD	7,800,041	Morgan Stanley & Co., LLC	09/17/14	366
USD	1,275,000	HUF	286,180,125	JPMorgan Chase Bank, N.A.	08/29/14	12,486
USD	424,775	HUF	96,938,923	JPMorgan Chase Bank, N.A.	09/17/14	(2,605)
USD	944,000	JPY	96,421,576	JPMorgan Chase Bank, N.A.	07/01/14	(7,795)
USD	58,174	JPY	5,927,950	Morgan Stanley & Co., LLC	09/30/14	(380)
USD	11,884,472	JPY	1,209,803,611	Morgan Stanley & Co., LLC	09/17/14	(64,309)
USD	4,245,276	JPY	432,160,587	Morgan Stanley & Co., LLC	09/17/14	(23,014)
USD	667,416	JPY	67,843,544	Morgan Stanley & Co., LLC	09/17/14	(2,649)
USD	458,580	KRW	466,763,280	Morgan Stanley & Co., LLC	09/17/14	(1,353)
USD	450,000	MXN	5,913,738	Morgan Stanley & Co., LLC	09/17/14	(3,457)
USD	1,250,000	NGN	210,875,000	JPMorgan Chase Bank, N.A.	09/22/14	(22,414)
USD	250,000	NGN	42,000,000	JPMorgan Chase Bank, N.A.	09/22/14	(3,427)
USD	5,862,160	NZD	6,811,000	State Street Bank and Trust Company	09/17/14	(58,495)
USD	131,466	PHP	5,876,550	JPMorgan Chase Bank, N.A.	08/20/14	(3,224)
USD	406,643	RUB	14,403,300	JPMorgan Chase Bank, N.A.	08/28/14	(12,497)
USD	21,403,878	RUB	750,131,000	State Street Bank and Trust Company	09/17/14	(309,941)
USD	580,000	SGD	726,137	Morgan Stanley & Co., LLC	09/17/14	(2,370)
USD	1,415,887	ZAR	14,999,002	JPMorgan Chase Bank, N.A.	08/29/14	18,987
USD	1,523,782	ZAR	16,059,901	JPMorgan Chase Bank, N.A.	08/29/14	28,078

Total Forward Foreign Currency Exchange Contracts Outstanding						$(403,364)

OTC Credit Default Swaps on Index (Buy Protection) – Outstanding at June 30, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(1.00%)	06/21/19	JPMorgan Chase Bank, N.A.	1,650,000 USD	$(199,482)	$(129,525)	$(69,957)
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/21/19	JPMorgan Chase Bank, N.A.	225,000 USD	12,178	22,167	(9,989)

Total OTC Credit Default Swaps on Index (Buy Protection)					$(187,304)	$(107,358)	$(79,946)
OTC Credit Default Swaps on Single-Name Issues (Buy Protection) – Outstanding at June 30, 2014
Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vinci SA	(1.00%)	12/21/18	Credit Suisse International	6,000,000 EUR	$(179,567)	$43,501	$(223,068)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	(30,834)	6,477	(37,311)
ArcelorMittal SA	(1.00%)	06/21/18	Credit Suisse International	7,000,000 EUR	345,911	1,081,481	(735,570)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	(30,834)	11,317	(42,151)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$104,676	$1,142,776	$(1,038,100)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) – Outstanding at June 30, 2014

Reference Obligation	Rating(1)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rallye SA	NR	5.00%	09/20/18	Morgan Stanley Capital Services LLC	2,000,000 EUR	$360,513	$175,342	$185,171
Fiat SpA	B1	5.00%	03/20/18	JPMorgan Chase Bank, N.A.	4,000,000 EUR	539,779	172,030	367,749

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$900,292	$347,372	$552,920

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	$4,242,293	$—
Amadeus IT Holding SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,921,966	—
ArcelorMittal N.V.	12/28/15	Credit Suisse Securities (Europe) Limited	6,818,674	—
Astrazeneca PLC	12/28/15	Credit Suisse Securities (Europe) Limited	646,265	—
Astrazeneca PLC	12/28/15	Credit Suisse Securities (Europe) Limited	3,403,710	(35,204)
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	840,247	—
Bayer AG	12/24/15	Credit Suisse Securities (Europe) Limited	4,407,357	—
Beiersdorf AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,040,556	—
BNP Paribas SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,057,172	—
BP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,267,371	—
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,284,286	10,581
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,465,694	—
Credit Suisse Group AG	12/29/15	Credit Suisse Securities (Europe) Limited	2,606,664	—
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	1,812,254	—
Enagas SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,354,762	—
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	2,359,627	—
ENI SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	3,029,557	—
Ericsson Telefon AB	12/28/15	Credit Suisse Securities (Europe) Limited	958,805	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Erste Bank	12/29/15	Credit Suisse Securities (Europe) Limited	$2,046,754	$—
Essilor International	06/19/19	Credit Suisse Securities (Europe) Limited	3,094,434	42,069
Fresenius Medical Care AG & Co KgaA	12/24/15	Credit Suisse Securities (Europe) Limited	2,479,237	—
iBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank, N.A.	2,500,000	(52,104)
iBoxx Liquid High Yield Index	12/22/14	JPMorgan Chase Bank, N.A.	2,000,000	(39,590)
iBoxx Liquid Leverage Loans Index	09/22/14	JPMorgan Chase Bank, N.A.	2,000,000	(46,384)
iBoxx Liquid Leverage Loans Index	09/22/14	JPMorgan Chase Bank, N.A.	2,760,000	(20,461)
ING Groep NV	12/28/15	Credit Suisse Securities (Europe) Limited	3,085,910	—
Intesa San Paolo	12/28/15	Credit Suisse Securities (Europe) Limited	2,934,684	—
iShares MSCI Brazil ITX ETF	07/27/15	Credit Suisse Securities (Europe) Limited	76,926	—
Jazztel PLC	12/28/15	Credit Suisse Securities (Europe) Limited	3,584,789	—
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	6,140,377	—
KOSPI2 Index Futures	09/11/14	Morgan Stanley Capital Services LLC	27	45,588
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,536,517	—
Lloyds Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,986,245	—
Lloyds Banking Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	4,659,206	(172,819)
London Stock Exchange Group	12/28/15	Credit Suisse Securities (Europe) Limited	3,234,429	—
Mead Johnson Nutrition	07/27/15	Credit Suisse Securities (Europe) Limited	2,285,367	—
Meda AB	02/09/15	Credit Suisse Securities (Europe) Limited	733,259	—
Mediatek	03/09/16	Morgan Stanley Capital Services LLC	803,042	(8,113)
Michelin	12/28/15	Credit Suisse Securities (Europe) Limited	1,953,343	—
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,089,482	—
Prudential PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,798,048	—
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	1,896,285	—
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,934,472	—
Reynolds American	07/27/15	Credit Suisse Securities (Europe) Limited	1,152,625	—
Rolls Royce Holdings PLC	04/04/19	Credit Suisse Securities (Europe) Limited	—	17,022
Rolls Royce Holdings PLC	04/04/19	Credit Suisse Securities (Europe) Limited	1,585,959	20,909
Royal Bank of Scotland Group	04/04/19	Credit Suisse Securities (Europe) Limited	4,420,170	57,585
Royal Dutch Shell PLC	12/28/15	Credit Suisse Securities (Europe) Limited	4,495,089	—
Russian RTS Index	09/18/14	Credit Suisse International	13	(10,408)
RWE	12/24/15	Credit Suisse Securities (Europe) Limited	3,328,521
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,990,222	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	$5,185,700	$(154,112)
Sanofi	12/28/15	Credit Suisse Securities (Europe) Limited	2,704,518	—
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,094,954	—
Shire PLC	12/28/15	Credit Suisse Securities (Europe) Limited	5,147,598	2,322,134
Shire PLC	08/12/15	Morgan Stanley Capital Services LLC	1,703,387	977,708
Smith & Nephew PLC	12/28/15	Credit Suisse Securities (Europe) Limited	766,914	—
Societe Generale Paris	12/28/15	Credit Suisse Securities (Europe) Limited	3,661,281	—
TIM Participacs ADR	07/27/15	Credit Suisse Securities (Europe) Limited	2,786,299	—
UBM PLC	12/28/15	Credit Suisse Securities (Europe) Limited	1,974,404	—
Vinci SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,708,169	—
Vivendi SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,805,964	—
Vodafone Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	9,051,615	—
WPP PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,028,769	—

Total Buys				$2,954,401

Sells
Abbvie, Inc.	08/15/14	Credit Suisse Securities (Europe) Limited	670,225	—
America Movil ADR	08/03/15	Credit Suisse Securities (Europe) Limited	184,696	—
AT&T Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	1,590,670	—
BT Group PLC	12/28/15	Credit Suisse Securities (Europe) Limited	161,320	—
Bovespa Index	08/13/14	Morgan Stanley Capital Services LLC	101	(84,803)
Cap Gemini SA	12/28/15	Credit Suisse Securities (Europe) Limited	205,817	—
Casino Guichard Perrachon SA	02/09/15	Credit Suisse Securities (Europe) Limited	596,652	—
Danone	12/28/15	Credit Suisse Securities (Europe) Limited	1,127,357	—
Deutsche Tel	12/24/15	Credit Suisse Securities (Europe) Limited	894,142	—
Faurecia	02/09/15	Credit Suisse Securities (Europe) Limited	1,665,110	—
Fiat SPA	02/09/15	Credit Suisse Securities (Europe) Limited	345,543	—
Fresenius SE & Co KgaA	08/11/15	Morgan Stanley Capital Services LLC	1,135,622	(214)
Indonesia Government Bond	07/30/14	Credit Suisse International	1,900,721	(117,041)
iShares Russell 2000 ETF	12/22/15	Morgan Stanley Capital Services LLC	843,352	(59,604)
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	215,729	—
Pernod Ricard	12/28/15	Credit Suisse Securities (Europe) Limited	1,033,714	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sainsbury PLC	12/28/15	Credit Suisse Securities (Europe) Limited	$959,809	$—
SAP AG	12/24/15	Credit Suisse Securities (Europe) Limited	102,173	—
SPDR S&P 500 ETF Trust	12/22/15	Morgan Stanley Capital Services LLC	857,068	(82,388)
Technip SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,546,713	—
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	210,955	—
Telefonica SA	12/28/15	Credit Suisse Securities (Europe) Limited	812,831	—
Telenor AS	12/28/15	Credit Suisse Securities (Europe) Limited	477,051	—
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	412,736	—
Tesco PLC	12/28/15	Credit Suisse Securities (Europe) Limited	974,146	—
Veolia Environment SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,482,939	—
Volkswagen AG	02/09/15	Credit Suisse Securities (Europe) Limited	2,205,319	—

Total Sells				$(344,050)

Total OTC Total Return Swaps Outstanding				$2,610,351

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2014

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month LIBOR	2.250%	09/17/19	Credit Suisse Securities (USA) LLC	22,707,000 USD	$(477,979)	$(100,874)	$(377,105)
Receives	Three-Month LIBOR	1.000%	09/19/16	Credit Suisse Securities (USA) LLC	43,792,000 USD	(256,646)	(230,455)	(26,191)
Pays	Three-Month LIBOR	4.000%	09/19/44	Credit Suisse Securities (USA) LLC	3,395,000 USD	447,561	340,202	107,359
Pays	Three-Month LIBOR	3.250%	09/17/24	Credit Suisse Securities (USA) LLC	3,250,000 USD	163,891	112,731	51,160

Total Centrally Cleared Interest Rate Swaps Outstanding						$(123,173)	$121,604	$(244,777)

OTC Interest Rate Swaps Outstanding at June 30, 2014
The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	11.015%	07/01/15	JPMorgan Chase Bank, N.A.	8,513,863 BRL	$14,531	$—	$14,531
Receives	USD-CNH	1.370%	06/05/15	JPMorgan Chase Bank, N.A.	425,553,750 CNH	(1,902)	—	(1,902)

Total OTC Interest Rate Swaps Outstanding						$12,629	$—	$12,629

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Abbreviation Legend:
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BMV	Mexico Stock Exchange
BRL-CDI	Brazil Interbank Deposit Rate
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
EUREX	European Stock Exchange
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
GUAR	Guarantee
LIBOR	London Interbank Offered Rate
NYMEX	New York Mercantile Exchange
OTC	Over the Counter
PIK	Payment in kind
REG S	Regulation-S
SAFEX	South African Futures Exchange
SEHK	Hong Kong Stock Exchange
SPDR	Standard and Poor’s Depository Receipt
STO	Stockholm Stock Exchange
TSE	Tokyo Stock Exchange
TSX	Toronto Stock Exchange
Currency Legend:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
CNH	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2014

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a two series, the Blackstone Alternative Multi-Manager Fund (the “Fund”) and the Blackstone Alternative Multi-Strategy Fund. The Fund is a non-diversified fund that commenced operations on August 6, 2013.

The Fund’s investment objective is to seek capital appreciation. The Investment Adviser (as defined below) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional, or “alternative”, investment strategies. The Investment Adviser allocates the Fund’s assets among investment sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds and may also manage a portion of the Fund’s assets directly.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd., (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. (the “Domestic Subsidiary III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), is a Delaware limited liability company. The Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodities interests. Domestic Subsidiary III and Domestic Subsidiary IV are each expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The Consolidated Schedule of Investments include the Schedule of Investments of Blackstone Alternative Multi-Manager Fund and the Subsidiaries. Except where the context otherwise requires, the term “Fund” refers to the Fund together with the Subsidiaries.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and pursuant to the investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the Sub-Advisers. Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of the Schedule of Investments is in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (the “Business Day”).

Valuation Policy

For purposes of calculating the NAV, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments based on market quotations or at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments, and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of June 30, 2014.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivatives financial instruments actively traded on recognized exchanges.

•

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. Securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price (long positions) or ask price (short positions) or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2014, no such adjustments have been made.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Adviser has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s net asset value or its equivalent in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the net asset value calculation, performing ongoing operational due diligence, review of each Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. If it is determined, based on due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of an Investee Fund does not represent fair value, the FVC or the Board, shall estimate the fair value in good faith and as determined under approved policies and procedures. There were no instances of such determination made as of June 30, 2014.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”), and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each RMBS, CMBS, and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment, and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from securities sold short. A realized gain or loss is recognized when the short position is closed as a realized gain or loss on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2014, the face value including accrued interest of open reverse repurchase agreements was $25,147,989.

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments. Income from securities lending is included in investment income. As of June 30, 2014, the market value of securities loaned amounted to $55,868,971, and the Fund had received cash collateral of $56,997,098.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. The following disclosures contain information on how the Fund uses derivative financial instruments and how the derivative financial instruments affect the Fund’s financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of period end are disclosed in the Fund’s Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market and/or credit risk in excess of the amount recognized.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund purchases and writes call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. Credit default swaps are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed in the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2014:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Common Stock	$495,107,146	$—	$380,487	$495,487,633
Preferred Stock	786,789	—	—	786,789
Asset-Backed Securities	—	58,812,114	—	58,812,114
Convertible Bonds	—	5,306,612	—	5,306,612
Corporate Bonds & Notes	—	127,761,559	—	127,761,559
Bank Loans	—	22,036,500	—	22,036,500
Foreign Government	—	30,001,459	—	30,001,459
Mortgage-Backed Securities	—	100,097,552	—	100,097,552
U.S. Government Sponsored Agency Securities	—	29,877,111	—	29,877,111
Exchange-Traded Funds	1,254,097	—	—	1,254,097
Investment in Investee Fund (a)	—	—	29,449,750	29,449,750
Purchased Options	2,592,599	1,825,980	—	4,418,579
Total Investment in Securities:	$499,740,631	$375,718,887	$29,830,237	$905,289,755

Forward Foreign Currency Exchange Contracts	—	2,020,087	—	2,020,087
Futures Contracts	7,995,088	—	—	7,995,088
OTC Credit Default Swaps	—	1,258,381	—	1,258,381
OTC Total Return Swaps	—	3,493,596	—	3,493,596
Interest Rate Swaps	—	625,983	—	625,983
Total Assets	$507,735,719	$383,116,934	$29,830,237	$920,682,890

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$212,929,742	$4,294,985	$2,576	$217,227,303
Options Written	341,809	740,479	—	1,082,288
Reverse Repurchase Agreements	—	25,147,989	—	25,147,989
Securities Lending Collateral	—	56,997,098	—	56,997,098
Forward Foreign Currency Exchange Contracts	—	2,423,451	—	2,423,451
Futures Contracts	7,644,275	—	—	7,644,275
OTC Credit Default Swaps	—	440,717	—	440,717
OTC Total Return Swaps	—	883,245	—	883,245
Interest Rate Swaps	—	736,527	—	736,527
Total Liabilities	$220,915,826	$91,664,491	$2,576	$312,582,893

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued) (Unaudited)

June 30, 2014

(a)	The classification of investment in Investee Fund included in the table above is meant to be indicative of the Fund’s classification of its investment in Investee Fund. It is not meant to be indicative of the classification of the investments in the underlying portfolio of the Investee Fund.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Asset Description: Investment in Securities	Investment in Investee Fund	Common Stock	Total
Balance as of April 1, 2014	$27,801,750	$—	$27,801,750
Purchases	—	379,251	379,251
Sales	—	—	—
Transfers In	—	—	—
Transfers Out	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation	1,648,000	1,236	1,649,236

Balance as of June 30, 2014	$29,449,750	$380,487	$29,830,237

Net change in unrealized appreciation related to investments still held as of June 30, 2014	$1,648,000	$1,236	$1,649,236

Liability Description: Securities Sold Short
Balance as of April 1, 2014	$—
Proceeds	(2,576)
Sales	—
Transfers In	—
Transfers Out	—
Net realized gain (loss)	—
Net change in unrealized appreciation	—

Balance as of June 30, 2014	$(2,576)

Net change in unrealized appreciation related to investments still held as of June 30, 2014	$—

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers for the period ended June 30, 2014.

U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets and/or liabilities categorized as Level 3 within the fair value hierarchy. The disclosure requirement excludes investments for which fair value is based on unobservable but non-quantitative inputs. Such items include investment in Investee Fund for which fair value is determined based on net asset value, or its equivalent, as a practical expedient for fair value. As of June 30, 2014, the Fund did not hold any Level 3 investments with significant unobservable inputs.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

August 29, 2014

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

August 29, 2014